MML SERIES INVESTMENT FUND

This Prospectus describes the following Funds.

•	MML Asset Allocation Fund

seeks to provide high total return consistent with preservation of capital over the long-term.

•	MML Equity Income Fund

seeks dividend income and long-term capital growth.

•	MML Income & Growth Fund

seeks growth of capital. Income is a secondary objective.

•	MML Growth & Income Fund

seeks capital appreciation and income.

•	MML Blue Chip Growth Fund

seeks long-term capital growth. Income is a secondary objective.

•	MML Large Cap Growth Fund

seeks long-term capital appreciation.

•	MML Concentrated Growth Fund

seeks long-term growth of capital.

•	MML Mid Cap Value Fund

seeks long-term capital growth. Income is a secondary objective.

•	MML Mid Cap Growth Fund

seeks long-term capital appreciation.

•	MML Small/Mid Cap Value Fund (formerly known as MML Small Cap Value Fund)

seeks long-term total return.

•	MML Small Cap Index Fund

seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities in the Standard & Poor’s SmallCap 600® Index.1

•	MML Global Fund

seeks long-term capital appreciation.

•	MML Foreign Fund

seeks long-term capital growth.

•	MML Conservative Allocation Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MML Balanced Allocation Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MML Moderate Allocation Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MML Growth Allocation Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MML Aggressive Allocation Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1 “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

PROSPECTUS

May 1, 2008, revised as of September 2, 2008

–  1  –

–  2  –

Summary Information

MML Series Investment Fund (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 54.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

–  3  –

MML Asset Allocation Fund

Investment Objective

This Fund seeks to provide high total return consistent with preservation of capital over the long-term.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing its assets in both equity and fixed-income securities. The Fund’s Sub-Adviser, Capital Guardian Trust Company (“Capital Guardian”), has full discretion to determine the asset allocation between equity and fixed-income securities. The Fund will be measured against a neutral target of 60% equity and 40% fixed-income securities, around which Capital Guardian can allocate up to 80% in equities and 60% in fixed-income.

At least 80% of the fixed-income portion of the Fund will consist of the following:

•	Securities rated “Baa” or better at the time of purchase by Moody’s or “BBB” by Standard & Poor’s or Fitch or deemed by Capital Guardian to be of equivalent investment quality including mortgage-related and asset-backed securities;

•	Non-U.S. dollar fixed-income securities (up to 15% of the fixed-income assets including up to 5% in emerging markets fixed-income securities);

•	Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

•	Derivatives, including forward currency contracts, interest rate swaps and yield curve swaps; and

•	Cash or cash equivalents including commercial bank obligations and commercial paper.

Fixed-income securities may include American Depository receipts (“ADRs”), Yankee Bonds and Eurodollar instruments which are U.S. dollar denominated and non-U.S. dollar fixed-income securities subject to the limits set forth above.

The equity portion of the Fund invests at least 80% of its net assets, under normal market conditions, in equity and equity-related securities of companies domiciled in the United States with market capitalizations greater than $1 billion at the time of purchase. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income.

The Fund may also hold ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk and Currency Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 4.35% for the quarter ended June 30, 2007 and the lowest was -5.65% for the quarter ended December 31, 2007.

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

–  4  –

	One Year	Since Inception (5/1/06)
MML Asset Allocation Fund
Initial Class	1.14%	3.51%
MML Asset Allocation Fund
Service Class(1)	0.89%	3.27%

S&P 500® Index^	5.49%	9.12%
Lehman Brothers Aggregate Bond Index^^	6.97%	7.34%
Lipper Balanced Fund Index^^^	6.53%	8.12%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/ Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.55%		.55%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses(3)	.04%		.04%	(4)
Total Annual Fund Operating Expenses	.59%	(5)	.84%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$60	$189	$329	$738
Service Class	$86	$268	$466	$1,037

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Other expenses are based on estimated amounts for the first fiscal year.

(5)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” table in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

–  5  –

Capital Guardian Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Capital Guardian for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 4.53% for the quarter ended June 30, 2007 and the lowest was -5.74% for the quarter ended December 31, 2007.

Capital Guardian Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Capital Guardian’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The Capital Guardian composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (2/1/04)
Capital Guardian Composite
Initial Class	1.21%	5.25%
Service Class	.96%	4.99%

S&P 500 Index^	5.49%	8.87%
Lehman Brothers Aggregate Bond Index^^	6.97%	4.39%
Lipper Balanced Fund Index^^^	6.53%	7.82%

* Performance shown is a composite of all portfolios managed on a discretionary basis by Capital Guardian with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Initial Class expenses. The composite performance is provided solely to illustrate Capital Guardian’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, each as amended (the “1940 Act” and the “Code”), and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Capital Guardian is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/ Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  6  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Equity Income Fund

Investment Objective

This Fund seeks dividend income and long-term capital growth.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing in the common stocks of established companies. The Fund will normally invest at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. Well-established companies are seasoned companies with relatively long operating histories.

The Fund typically employs a “value” approach in selecting investments. The in-house research team of the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, T. Rowe Price generally looks for companies with one or more of the following:

•	an established operating history;

•	above-average dividend yield relative to the S&P 500® Index;

•	low price/earnings ratio relative to the S&P 500 Index;

•	a sound balance sheet and other positive financial characteristics; and

•	low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, foreign stocks, futures and options may also be purchased, in keeping with Fund objectives. Bank debt, loan participations and assignments, and high yield securities may also be purchased. The Fund’s investments in foreign securities are limited to 25% of its total assets. The Fund may engage in foreign currency transactions in order to protect against fluctuations in the values of holdings denominated in or exposed to other currencies, or to protect against adverse changes in the U.S. dollar equivalent value of investments it expects to make.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Value Company Risk, Leveraging Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 6.76% for the quarter ended June 30, 2007 and the lowest was -3.13% for the quarter ended December 31, 2007.

–  8  –

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year		Since Inception (5/1/06)
MML Equity Income Fund
Initial Class		3.13%	8.43%
MML Equity Income Fund
Service Class(1)		2.89%	8.18%

S&P 500 Index^		5.49%	9.12%
Russell 1000® Value Index^^	-	0.17%	7.23%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 1000 Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%		.75%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses(3)	.03%		.03%	(4)
Total Annual Fund Operating Expenses	.78%	(5)	1.03%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$80	$249	$433	$966
Service Class	$105	$328	$569	$1,259

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Other expenses are based on estimated amounts for the first fiscal year.

(5)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” table in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

–  9  –

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 16.79% for the quarter ended June 30, 2003 and the lowest was -17.41% for the quarter ended September 30, 2002.

T. Rowe Price Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares T. Rowe Price’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The T. Rowe Price composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
T. Rowe Price Composite
Service Class	2.99%	12.94%	7.49%

S&P 500 Index^	5.49%	12.82%	5.91%
Russell 1000® Value Index^^	-0.17%	14.63%	7.68%

* Performance shown is a composite of all discretionary, fee paying portfolios managed by T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Service Class shares. The investment returns assume the reinvestment of dividends and capital gains distributions. The composite performance is provided solely to illustrate T. Rowe Price’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of T. Rowe Price is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  10  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Income & Growth Fund

Investment Objective

This Fund seeks growth of capital. Income is a secondary objective.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks of companies which the Fund’s Sub-Adviser, American Century Investment Management, Inc. (“American Century”), believes offer prospects for capital growth.

The Fund’s investment strategy utilizes quantitative management techniques in a two-step process. In the first step, the Fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock’s value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company’s earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a Fund that provides better returns than its benchmark without taking on significant additional risk. In building the Fund’s portfolio, the portfolio managers also attempt to create a dividend yield that will be greater than that of the S&P 500 Index.

The Fund managers generally sell stocks from the Fund’s portfolio if they believe:

•	a stock becomes less attractive relative to other stock opportunities;

•	a stock’s risk parameters outweigh its return opportunity;

•	more attractive alternatives are identified; or

•	specific events alter a stock’s prospects.

The Fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the Fund managers believe it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities, preferred stock and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Fund’s investments in foreign securities are limited to 35% of its total assets. The Fund limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the Funds’ cash assets remain liquid while performing more like stocks.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Preferred Stock Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 7.50% for the quarter ended June 30, 2007 and the lowest was -6.53% for the quarter ended December 31, 2007.

–  12  –

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Income & Growth Fund
Initial Class	-0.77%	6.33%
MML Income & Growth Fund
Service Class(1)	-1.03%	6.08%

S&P 500 Index^	5.49%	9.12%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%	.65%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	.25%
Other Expenses	.05%	.05%	(3)
Total Annual Fund Operating Expenses	.70%	.95%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$72	$224	$390	$871
Service Class	$97	$303	$525	$1,166

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

American Century Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by American Century for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the highest current fee assessed by American Century on an account in its composite, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 22.00% for the quarter ended December 31, 1998 and the lowest was -17.35% for the quarter ended September 30, 2002.

–  13  –

American Century Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares American Century’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The American Century composite returns shown are net of the highest current fee assessed by American Century on an account in its composite, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year		Five Years	Ten Years
American Century Composite	-	1.21%	11.40%	4.96%

S&P 500 Index^		5.49%	12.82%	5.91%

* Performance shown is a composite of all discretionary accounts in excess of $5 million managed by American Century for at least one month with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the highest current fee assessed by American Century on an account in its composite. Prior to January 1, 2001, the composite did not maintain a minimum requirement. The Investment returns assume the reinvestment of dividends and capital gains distributions. The composite performance is provided solely to illustrate American Century’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of American Century is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  14  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Growth & Income Fund

Investment Objective

This Fund seeks capital appreciation and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing at least 80% of its net assets, under normal market conditions, in equity securities and equity-related securities, including convertible securities, preferred stocks, options and warrants, of companies domiciled in the United States with market capitalizations greater than $1 billion at the time of purchase. In selecting investments, the Fund’s Sub-Adviser, Capital Guardian, gives greater consideration to potential appreciation and future dividends than to current income.

The Fund may also hold ADRs and other U.S. registered securities of foreign issuers which are denominated in U.S. dollars.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Foreign Investment Risk and Currency Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 6.76% for the quarter ended June 30, 2007 and the lowest was -8.70% for the quarter ended December 31, 2007.

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Growth & Income Fund
Initial Class	-0.33%	2.38%
MML Growth & Income Fund
Service Class(1)	-0.59%	2.13%

S&P 500 Index^	5.49%	9.12%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.50%		.50%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses(3)	.04%		.04%	(4)
Total Annual Fund Operating Expenses	.54%	(5)	.79%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract

–  16  –

expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$55	$173	$302	$677
Service Class	$81	$252	$439	$978

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Other expenses are based on estimated amounts for the first fiscal year.

(5)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” table in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Capital Guardian Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Capital Guardian for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 22.76% for the quarter ended December 31, 1998 and the lowest was -20.12% for the quarter ended September 30, 2002.

Capital Guardian Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Capital Guardian’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The Capital Guardian composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
Capital Guardian Composite
Initial Class	-0.54%	12.24%	7.42%
Service Class	-0.81%	11.97%	7.15%

S&P 500 Index^	5.49%	12.82%	5.91%

* Performance shown is a composite of all portfolios managed on a discretionary basis by Capital Guardian with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. Equity segments of U.S. balanced portfolios, including uninvested cash within the segment, are included in the composite. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Initial Class expenses. The composite performance is provided solely to illustrate Capital Guardian’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Capital Guardian is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  17  –

MML Blue Chip Growth Fund

Investment Objective

This Fund seeks long-term capital growth. Income is a secondary objective.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of the Fund’s Sub-Adviser, T. Rowe Price, are well-established in their industries and have the potential for above-average earnings growth. In selecting securities, T. Rowe Price focuses on companies with a leading market position, seasoned management and strong financial fundamentals. The investment approach reflects T. Rowe Price’s belief that solid company fundamentals (with an emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. It is anticipated that some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, foreign stocks, futures and options may also be purchased, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets. The Fund may engage in foreign currency transactions in order to protect against fluctuations in the values of holdings denominated in or exposed to other currencies, or to protect against adverse changes in the U.S. dollar equivalent value of investments it expects to make.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 8.48% for the quarter ended June 30, 2007 and the lowest was -1.73% for the quarter ended December 31, 2007.

–  18  –

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Blue Chip Growth Fund
Initial Class	12.67%	11.23%
MML Blue Chip Growth Fund
Service Class(1)	12.40%	11.00%

Russell 1000® Growth Index^	11.81%	10.70%
S&P 500 Index^^	5.49%	9.12%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%	.75%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	.25%
Other Expenses	.09%	.09%	(3)
Total Annual Fund Operating Expenses	.84%	1.09%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$86	$268	$466	$1,037
Service Class	$111	$347	$601	$1,329

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

–  19  –

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 24.78% for the quarter ended December 31, 1998 and the lowest was -17.18% for the quarter ended March 31, 2001.

T. Rowe Price Average Annual Total Returns for Similar Accounts

(for the periods ended December 31, 2007)

The table compares T. Rowe Price’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The T. Rowe Price composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
T. Rowe Price Composite
Initial Class	12.98%	13.27%	6.18%
Service Class	12.73%	13.02%	5.94%

Russell 1000® Growth Index^	11.81%	12.11%	3.83%
S&P 500 Index^^	5.49%	12.82%	5.91%

* Performance shown is a composite of all discretionary, fee paying portfolios managed by T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Initial Class expenses. The composite performance is provided solely to illustrate T. Rowe Price’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of T. Rowe Price is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  20  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Large Cap Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets in the common stocks and securities convertible into common stocks of companies which the Fund’s Sub-Adviser, AllianceBernstein L.P. (“AllianceBernstein”), believes offer prospects for long-term growth and which, at the time of purchase, have market capitalizations of at least approximately $10 billion. AllianceBernstein may invest the Fund’s assets in securities of foreign issuers in addition to securities of domestic issuers.

AllianceBernstein’s investment strategy focuses on a relatively small number of intensively researched companies. AllianceBernstein selects the Fund’s investments from a research universe of more than 500 companies that it believes to have strong management, superior industry positions, excellent balance sheets and superior earnings growth. Normally, AllianceBernstein invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund’s net assets. AllianceBernstein will also add and trim core positions based on perceived market strength or weakness, assessing the optimal price range for each stock. This disciplined strategy may add value over time, particularly in volatile markets, and may provide some protection in poor performing markets. AllianceBernstein currently anticipates that the Fund will not invest more than 20% of its total assets in foreign securities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Convertible Securities Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 6.08% for the quarter ended September 30, 2007 and the lowest was 0.06% for the quarter ended December 31, 2007.

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Large Cap Growth Fund
Initial Class	13.57%	7.98%
MML Large Cap Growth Fund
Service Class(1)	13.32%	7.75%

Russell 1000® Growth Index^	11.81%	10.70%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

–  22  –

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.65%	.65%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	.25%
Other Expenses	.07%	.07%	(3)
Total Annual Fund Operating Expenses	.72%	.97%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$74	$230	$401	$894
Service Class	$99	$309	$536	$1,190

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

AllianceBernstein Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by AllianceBernstein for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 30.91% for the quarter ended December 31, 1998 and the lowest was -17.52% for the quarter ended September 30, 2001.

–  23  –

AllianceBernstein Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares AllianceBernstein’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The AllianceBernstein composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
AllianceBernstein Composite
Service Class	13.77%	11.73%	4.96%

Russell 1000® Growth Index^	11.81%	12.11%	3.83%

* Performance shown is a composite of all fee-paying discretionary tax-exempt accounts with assets over $10 million managed by AllianceBernstein with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Service Class shares. The investment returns assume the reinvestment of dividends and capital gains distributions. The composite performance is provided solely to illustrate AllianceBernstein’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of AllianceBernstein is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  24  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Concentrated Growth Fund

Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks of companies that the Fund’s Sub-Adviser, Legg Mason Capital Management, Inc. (“Legg Mason”), believes offer above-average growth potential and trade at a significant discount to the Sub-Adviser’s assessment of their intrinsic value. Any income realized will be incidental to the Fund’s objective.

The Fund’s policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. Under normal circumstances, Legg Mason expects to invest in a limited number of companies. Legg Mason currently anticipates that the fund will not invest more than 25% of its total assets in foreign securities.

The Fund seeks to invest in companies that, in Legg Mason’s opinion, are undervalued at the time of purchase. The selection of common stocks is made through a process whereby companies are identified and selected as eligible investments by examining fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis. Legg Mason’s investment strategy is based on the principle that a shareholder’s return from owning a stock is ultimately determined by the fundamental economics of the underlying business. Legg Mason believes that investors should focus on the long-term economic progress of the investment and disregard short-term nuances.

For temporary defensive purposes, the Fund may invest up to 100% of its net assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. In addition, the Fund may hold cash reserves, when necessary, for anticipated securities purchases, shareholder redemptions or temporarily during periods when Legg Mason believes prevailing market conditions call for a defensive posture. If the Fund invests substantially in such instruments, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Non-Diversification Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Value Company Risk, Leveraging Risk and Convertible Securities Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Class I Shares

During the period shown above, the highest quarterly return was 12.82% for the quarter ended June 30, 2007 and the lowest was -5.36% for the quarter ended December 31, 2007.

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

–  26  –

	One Year	Since Inception (5/1/06)
MML Concentrated Growth Fund Class I	15.04%	10.16%
MML Concentrated Growth Fund Class II	15.20%	10.30%
MML Concentrated Growth Fund Service Class I(1)	14.78%	9.93%

Russell 1000® Growth Index^	11.81%	10.70%

(1) Performance for Service Class I shares of the Fund is based on Class I shares, adjusted to reflect Service Class I expenses. Service Class I shares of the Fund commenced operations on August 15, 2008.

^ The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Class I(1)	Class II(1)	Service Class I
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%	.60%	.60%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	N/A	.25%
Other Expenses	.31%	.21%	.31%	(3)
Total Annual Fund Operating Expenses	.91%	.81%	1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$93	$290	$504	$1,120
Class II	$83	$259	$450	$1,002
Service Class I	$118	$368	$638	$1,409

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

Legg Mason Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Legg Mason for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

During the periods shown above, the highest quarterly return was 37.39% for the quarter ended December 31, 1998 and the lowest was -23.30% for the quarter ended September 30, 2001.

–  27  –

Legg Mason Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Legg Mason’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The Legg Mason composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
Legg Mason Composite
Class I	15.23%	16.87%	9.81%
Class II	15.24%	16.88%	9.86%
Service Class I	14.83%	16.46%	9.40%

Russell 1000® Growth Index^	11.81%	12.11%	3.83%

* Performance shown is a composite of all discretionary, fee paying accounts with a minimum market value of $10 million managed by Legg Mason with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. From May 1, 2004 through September 30, 2005, the composite contains only accounts with a minimum market value of $25 million. Prior to May 1, 2004, the composite did not maintain a minimum market value requirement. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Class I expenses. The composite performance is provided solely to illustrate Legg Mason’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Legg Mason is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  28  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Mid Cap Value Fund

Investment Objective

This Fund seeks long-term capital growth. Income is a secondary objective.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing in equity securities of companies which the Fund’s Sub-Adviser, American Century, believes offer prospects for long-term capital growth.

The Fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the Fund managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies’ value as determined by the Fund managers. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The Fund managers may sell stocks from the Fund’s portfolio if they believe:

•	a stock no longer meets their valuation criteria;

•	a stock’s risk parameters outweigh its return opportunity;

•	more attractive alternatives are identified; or

•	specific events alter a stock’s prospects.

The Fund will invest at least 80% of its net assets in equity securities of medium size companies. The Sub-Adviser considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The Fund managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. As of February 29, 2008, the market capitalization ranges of the indices were $24.61 million to $468.28 billion and $302.45 million to $49.30 billion, respectively.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts and stock index futures contracts.

Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks. The Fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. When the managers believe it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities. The Fund’s investments in foreign securities are limited to 35% of its total assets.

In the event of exceptional market or economic conditions, the Fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash-equivalent securities, or short-term debt securities. To the extent the Fund assumes a defensive position it will not be pursuing its objective of capital growth.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk, Convertible Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

–  30  –

Initial Class Shares

During the period shown above, the highest quarterly return was 5.99% for the quarter ended June 30, 2007 and the lowest was -8.02% for the quarter ended December 31, 2007.

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Mid Cap Value Fund
Initial Class	-2.32%	5.09%
MML Mid Cap Value Fund
Service Class(1)	-2.57%	4.84%

Russell Midcap® Value Index^	-1.42%	5.34%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The Russell Midcap Value Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.84%		.84%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses(3)	.04%		.04%	(4)
Total Annual Fund Operating Expenses	.88%	(5)	1.13%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$90	$281	$488	$1,084
Service Class	$115	$359	$622	$1,375

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Other expenses are based on estimated amounts for the first fiscal year.

(5)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” table in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

–  31  –

MML Mid Cap Growth Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the Fund’s Sub-Adviser, T. Rowe Price, expects to grow at a faster rate than the average company. “Mid-cap” companies are defined as those whose market capitalizations, at the time of purchase, fall within the range of companies in either the S&P MidCap 400® Index or the Russell Midcap Growth Index – as of February 29, 2008, between $302.45 million and $49.30 billion. However, the Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization has fallen outside that range. The Fund has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics and may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. Proprietary quantitative models are used to identify, measure and evaluate the characteristics of companies in the mid-cap growth sector that can influence stock returns. In addition, a portion of the Fund’s portfolio will be invested using active stock selection and fundamental research. The Fund’s portfolio will be broadly diversified, which may help to mitigate the downside risk attributable to any single poorly performing security.

As Sub-Adviser to the Fund, T. Rowe Price generally selects stocks using a growth approach and looks for companies that have:

•	A demonstrated ability to consistently increase revenues, earnings and cash flow;

•	Capable management;

•	Attractive business niches and operations in industries experiencing increasing demand;

•	A sustainable competitive advantage;

•	Proven products or services; or

•	Stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event or a temporary imbalance in the supply of, or demand for, the security.

The Fund will generally invest its assets in U.S. common stocks. It may also invest in other securities, including foreign securities, futures and options. The Fund’s investments in foreign securities are limited to 25% of its total assets. The Fund may engage in foreign currency transactions in order to protect against fluctuations in the values of holdings denominated in or exposed to other currencies, or to protect against adverse changes in the U.S. dollar equivalent value of investments it expects to make. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

–  32  –

Initial Class Shares

During the period shown above, the highest quarterly return was 10.99% for the quarter ended June 30, 2007 and the lowest was -1.28% for the quarter ended December 31, 2007.

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Mid Cap Growth Fund
Initial Class	16.89%	10.12%
MML Mid Cap Growth Fund
Service Class(1)	16.67%	9.92%

Russell Midcap® Growth Index^	11.43%	8.23%
S&P MidCap 400 Index^^	7.96%	5.38%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The Russell Midcap Growth Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.77%	.77%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	.25%
Other Expenses	.04%	.04%	(3)
Total Annual Fund Operating Expenses	.81%	1.06%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$83	$259	$450	$1,002
Service Class	$108	$337	$585	$1,294

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

–  33  –

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the highest current fee assessed by T. Rowe Price on an account in the Peters’ composite and are net of the expenses you would pay for investing in the Fund’s Service Class shares for the Berghuis’ composite, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of future performance of the Fund.

	Highest Quarter	Lowest Quarter
T. Rowe Price Composite (for Brian Berghuis’ approach)	27.08%, 4Q 1998	-19.03%, 3Q 2002
T. Rowe Price Composite (for Donald Peters’ approach)	37.99%, 4Q 1999	-25.28%, 3Q 2001

T. Rowe Price Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares T. Rowe Price’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The T. Rowe Price composite returns shown are net of the highest current fee assessed by T. Rowe Price on an account in the Peters’ composite and are net of the expenses you would pay for investing in the Fund’s Service Class shares for the Berghuis’ composite, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
T. Rowe Price Composite Service Class (Berghuis)	17.65%	18.72%	11.49%
T. Rowe Price Composite (Peters)	13.11%	15.88%	9.82%

Russell Midcap® Growth Index^	11.43%	17.90%	7.59%
S&P MidCap 400 Index^^	7.96%	16.18%	11.19%

* Performance shown are composites of all discretionary, fee paying portfolios managed by T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect (i) the fees and expenses of the highest current fee assessed by T. Rowe Price on an account in the Peters’ composite and (ii) the fees and expenses of the Fund’s Service Class shares for the Berghuis’ composite. The investment returns assume the reinvestment of dividends and capital gains distributions. The composite performance is provided solely to illustrate T. Rowe Price’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of T. Rowe Price is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^The Russell Midcap® Growth Index is a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^The S&P MidCap 400 Index is a widely recognized, unmanaged index representative of common stocks of mid-capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  34  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Small/Mid Cap Value Fund

Investment Objective

This Fund seeks long-term total return.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in a broadly diversified portfolio of equity investments in small- and mid-cap U.S. issuers, including foreign issuers that are traded in the United States.

The Fund’s Sub-Adviser, AllianceBernstein L.P. (“AllianceBernstein”), invests primarily in a diversified portfolio of equity securities of mid-sized companies that it determines, using its own fundamental value approach, to be undervalued. In selecting securities, AllianceBernstein uses its research to identify companies whose ability to grow earnings over the long term is not reflected in the current market price of their securities.

AllianceBernstein’s investment process has three main parts: identifying attractive opportunities, fundamental research and portfolio construction. AllianceBernstein begins by using a proprietary quantitative tool to screen a universe of about 2,500 small and mid-cap stocks, which is roughly consistent with the Russell 2500™ Index. AllianceBernstein generally focuses on those with market capitalizations between $1 billion and $5 billion at time of purchase. AllianceBernstein’s quantitative tool computes an expected return for each stock relative to AllianceBernstein’s small and mid-cap universe based on various valuation and success factors, such as price-to-forward earnings and return on equity. AllianceBernstein ranks the stocks by their expected returns, and then the fundamental analysts conduct intensive research into those stocks that the quantitative model identifies as the most attractive 20%, as well as stock ideas generated by the fundamental analysts themselves. Once the research is reviewed and approved, portfolios are constructed on the basis of a stock’s expected return on a risk-adjusted basis, using proprietary risk models. Stocks with the highest risk-adjusted expected return are added to the portfolio, which typically holds 60 to 125 positions.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance(1)

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 0.48% for the quarter ended June 30, 2007 and the lowest was -10.04% for the quarter ended September 30, 2007.

–  36  –

Average Annual Total Returns(1)

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Small/Mid Cap Value Fund
Initial Class	-18.31%	-8.67%
MML Small/Mid Cap Value Fund
Service Class(2)	-18.57%	-8.96%

Russell 2500™ Index^	1.38%	3.32%
Russell 2000® Value Index^^	-9.78%	-1.27%

(1) The Fund’s name and investment strategy changed on May 1, 2008. The performance results shown above would not necessarily have been achieved had the Fund’s current strategy been in effect for the periods for which performance results are presented.

(2) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses and cannot be purchased directly by investors.

^^ The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not incur expenses and cannot be purchased directly by investors.

Going forward, the Fund’s performance will be compared to the Russell 2500 Index rather than the Russell 2000 Value Index because the Russell 2500 Index more closely represents the Fund’s new investment strategy.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.75%	.75%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	.25%
Other Expenses	.04%	.04%	(3)
Total Annual Fund Operating Expenses	.79%	1.04%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$81	$252	$439	$978
Service Class	$106	$331	$574	$1,271

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

–  37  –

MML Small Cap Index Fund

Investment Objective

This Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”).

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of companies that make up the S&P SmallCap 600 Index, in weightings that approximate the relative composition of the securities contained in the Index, and in S&P SmallCap 600 Index futures approved by the Commodity Futures Trading Commission (“CFTC”). The S&P SmallCap 600 Index is a widely recognized, capitalization-weighted unmanaged index of common stocks chosen by Standard & Poor’s for industry group representation, market size, liquidity, adequate float size, and other trading requirements. As of February 29, 2008, the approximate market capitalization range of companies included in the S&P SmallCap 600 Index was between $64.79 million and $5.26 billion.

The Fund generally purchases and sells securities in order to allocate the Fund’s investments among stocks in proportions that approximately match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares that contribute to the return of the S&P SmallCap 600 Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A. (“NTI”), uses a process known as “optimization,” which is a statistical sampling technique. Using this technique, NTI may invest in a statistically selected sample of the securities found in the Index instead of buying every possible stock. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. (See discussion of “Optimization” on page 85). Therefore, the Fund may not hold every stock in the Index. NTI believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments, the performance of which is expected to correspond to the Index. The Fund may also use derivatives, such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” NTI believes that the use of these investments helps the Fund’s returns approach the returns of a fully invested portfolio, while enabling the Fund to keep cash on hand for liquidity purposes.

Because the Fund will have fees and transaction expenses (while the S&P SmallCap 600 Index has none), returns are likely to be below those of the S&P SmallCap 600 Index. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the S&P SmallCap 600 Index within a 0.98 correlation coefficient.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 5.09% for the quarter ended June 30, 2007 and the lowest was -6.49% for the quarter ended December 31, 2007.

–  38  –

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year		Since Inception (5/1/06)
MML Small Cap Index Fund
Initial Class	-	0.57%	0.50%
MML Small Cap Index Fund
Service Class(1)	-	0.81%	0.25%

S&P SmallCap 600 Index^	-	0.30%	1.03%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The S&P SmallCap 600 Index is a widely recognized, capitalization-weighted unmanaged index of common stocks chosen by Standard & Poor’s for industry group representation, market size, liquidity, adequate float size and other trading requirements. The Index tracks the performance of the small-cap portion of the U.S. equity market. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.35%		.35%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses(3)	.09%		.09%	(4)
Total Annual Fund Operating Expenses	.44%	(5)	.69%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$45	$141	$246	$555
Service Class	$70	$221	$384	$859

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Other expenses are based on estimated amounts for the first fiscal year.

(5)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” table in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

–  39  –

MML Global Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by mainly investing in the securities of U.S. and foreign companies, including companies in developed and emerging industrialized markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The Fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and regions.

In picking stocks, the Fund’s Sub-Adviser, Neuberger Berman Management, Inc. (“Neuberger Berman”), looks for the best investments in U.S. and foreign markets through a bottom-up stock selection based on fundamental research, tempered by close attention to global trends. The U.S. allocation of the Fund is managed using a large-cap value investment style. The Sub-Adviser seeks to identify high quality companies with markets capitalizations of $2 billion or more at the time the Fund invests in them that are inefficiently priced, yet exhibit a catalyst for change that could cause a positive revaluation in price.

In selecting foreign equities, the Sub-Adviser seeks to invest in profitable, growing companies with market capitalizations of $400 million or more at the time the Fund invests in them that trade at reasonable valuations.

The Sub-Adviser follows a valuation-based sell discipline that dictates that a stock is either sold or considered for sale if it experiences rapid appreciation relative to the market or its industry, if it reaches an explicit price target, or its fundamentals deteriorate over an extended period of time. The Sub-Adviser may also choose to sell an existing holding if a more attractive investment opportunity presents itself or if an anticipated catalyst does not occur.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Class I Shares

During the period shown above, the highest quarterly return was 6.85% for the quarter ended June 30, 2007 and the lowest was -4.43% for the quarter ended December 31, 2007.

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Global Fund Class I	3.57%	5.89%
MML Global Fund Class II	3.75%	6.04%
MML Global Fund Service Class I(1)	3.33%	5.66%

MSCI World Index^	9.04%	11.11%

(1)	Performance for Service Class I shares of the Fund is based on Class I shares, adjusted to reflect Service Class I expenses. Service Class I shares of the Fund commenced operations on August 15, 2008.

^ The Morgan Stanley Capital International, Inc. (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  40  –

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Class I(1)		Class II(1)		Service Class I
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		N/A		.25%
Other Expenses	.55%		.45%		.55%	(3)
Total Annual Fund Operating Expenses	1.15%		1.05%		1.40%

Less Expense Reimbursement	(.25%	)	(.25%	)	(.25%	)
Net Fund Expenses(4)	.90%		.80%		1.15%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$92	$341	$609	$1,375
Class II	$82	$309	$555	$1,260
Service Class I	$117	$419	$742	$1,658

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) through April 30, 2009, to the extent that Net Fund Expenses would otherwise exceed .90% and .80% for Classes I and II, respectively and through May 2, 2010, to the extent that Net Fund Expenses would otherwise exceed 1.15% for Service Class I shares. The agreements cannot be terminated unilaterally by MassMutual.

Neuberger Berman Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Neuberger Berman for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 27.20% for the quarter ended December 31, 1999 and the lowest was -19.48% for the quarter ended September 30, 1998.

–  41  –

Neuberger Berman Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Neuberger Berman’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The Neuberger Berman composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
Neuberger Berman Composite
Service Class I	4.62%	20.50%	10.32%

MSCI® World Index^	9.04%	16.96%	7.00%

* Performance shown is a composite of all institutional global equity style fee-paying discretionary equity accounts managed by Neuberger Berman with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Service Class I shares. The investment returns assume the reinvestment of dividends and capital gains distributions. The composite performance is provided solely to illustrate Neuberger Berman’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Neuberger Berman is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ The Morgan Stanley Capital International, Inc. (MSCI®) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  42  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Foreign Fund

Investment Objective

This Fund seeks long-term capital growth.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by under normal market conditions, investing at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. While there are no set percentage targets, under normal market conditions the Fund invests primarily to predominantly in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion. The Fund may, from time to time, have significant investments in one or more countries or in particular sectors such as financial services.

The Fund may use various derivative instruments and strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund may invest up to 5% of its total assets in swap agreements, put and call options and collars. The Fund’s Sub-Adviser, Templeton Investment Counsel, LLC (“Templeton”), considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

The Sub-Adviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing investments, the Fund’s Sub-Adviser focuses on the market price of a company’s securities relative to its evaluation of the company’s potential long-term earnings, asset value and cash flow. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, may also be considered, but are not limiting factors.

When the Sub-Adviser believes market or economic conditions are unusual or unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund’s assets in U.S. or non-U.S. currency denominated short-term investments, including cash or cash equivalents. In these circumstances, the Fund may be unable to pursue its investment goal.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Annual Performance

The bar chart shows the risks of investing in the Fund because the returns can be expected to vary from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the period shown above, the highest quarterly return was 7.19% for the quarter ended June 30, 2007 and the lowest was 0.91% for the quarter ended December 31, 2007.

–  44  –

Average Annual Total Returns

(for periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Since Inception (5/1/06)
MML Foreign Fund
Initial Class	13.48%	14.97%
MML Foreign Fund
Service Class(1)	13.23%	14.75%

MSCI EAFE Index^	11.17%	12.97%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.89%	.89%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	.25%
Other Expenses	.11%	.11%	(3)
Total Annual Fund Operating Expenses	1.00%	1.25%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$102	$318	$552	$1,225
Service Class	$127	$397	$686	$1,511

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

–  45  –

Templeton Prior Performance

for Similar Accounts*

The bar chart illustrates the variability of returns achieved by Templeton for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund. The returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included. The composite performance does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund.

During the periods shown above, the highest quarterly return was 21.46% for the quarter ended June 30, 2003 and the lowest was -22.24% for the quarter ended September 30, 2002.

Templeton Average Annual Total Returns for Similar Accounts*

(for the periods ended December 31, 2007)

The table compares Templeton’s investment results for all accounts with investment objectives, policies and investment strategies substantially similar to that of the Fund to that of an index measuring the broad market over different time periods. The Templeton composite returns shown are net of the expenses you would pay for investing in the Fund, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
Templeton Composite
Initial Class	15.23%	23.04%	10.25%
Service Class	14.98%	22.80%	10.01%

MSCI® EAFE® Index^	11.17%	21.59%	8.66%

* Performance shown is a composite of all discretionary tax-exempt non-U.S. equity portfolios managed by Templeton with substantially similar investment objectives, policies and investment strategies and without material client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The investment returns assume the reinvestment of dividends and capital gains distributions. The bar chart is based on Initial Class expenses. The composite performance is provided solely to illustrate Templeton’s performance in managing such a portfolio and does not represent the historical performance of the Fund and should not be interpreted as being indicative of the future performance of the Fund. Performance shown does not reflect the fees and expenses deducted under the variable contract. The composite of portfolios was not subject to all of the investment restrictions to which the Fund will be subject, including restrictions imposed by the 1940 Act and the Code, and no assurance can be given that the Fund’s performance would not have been lower had it been in operation during the periods for which composite portfolio performance information is shown. The Fund’s performance may have differed due to factors such as differences in cash flows into and out of the Fund, differences in fees and expenses, and differences in portfolio size and investments. Prior performance of Templeton is not indicative of future performance of the Fund. For additional information, please refer to “Investment Performance” in this Prospectus.

^ MSCI® EAFE® is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  46  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Allocation Funds

MML Conservative Allocation Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of equity, fixed income and money market funds advised primarily by MassMutual or a control affiliate of MassMutual, as well as in non-affiliated funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund, MML Series Investment Fund II, OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (“OFI”) and non-affiliated funds.1

•	Assets are allocated among Underlying Funds according to an asset allocation strategy of approximately 40% in equity funds and 60% in fixed-income funds, including money market funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 54.

(1)	Each MML Allocation Fund does not currently invest in any non-affiliated funds. OFI is a majority owned, indirect subsidiary of MassMutual. The Underlying Funds are offered in separate prospectuses.

MML Balanced Allocation Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of equity, fixed income and money market funds advised primarily by MassMutual or a control affiliate of MassMutual, as well as in non-affiliated funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund, MML Series Investment Fund II, OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (“OFI”) and non-affiliated funds.1

•	Assets are allocated among Underlying Funds according to an asset allocation strategy of approximately 50% in equity funds and 50% in fixed-income funds, including money market funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk and Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 54.

–  48  –

MML Moderate Allocation Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of equity, fixed income and money market funds advised primarily by MassMutual or a control affiliate of MassMutual, as well as in non-affiliated funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund, MML Series Investment Fund II, OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (“OFI”) and non-affiliated funds.1

•	Assets are allocated among Underlying Funds according to an asset allocation strategy of approximately 60% in equity funds and 40% in fixed-income funds, including money market funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 54.

(1)	Each MML Allocation Fund does not currently invest in any non-affiliated funds. OFI is a majority owned, indirect subsidiary of MassMutual. The Underlying Funds are offered in separate prospectuses.

MML Growth Allocation Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of equity, fixed income and money market funds advised primarily by MassMutual or a control affiliate of MassMutual, as well as in non-affiliated funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund, MML Series Investment Fund II, OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (“OFI”) and non-affiliated funds.1

•	Assets are allocated among Underlying Funds according to an asset allocation strategy of approximately 75% in equity funds and 25% in fixed-income funds, including money market funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk and Lower-Rated Fixed Income Securities Risk.

These Risks are described beginning on page 54.

–  49  –

MML Aggressive Allocation Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund is a “fund of funds” and seeks to achieve its investment objective by investing in a combination of equity, fixed income and money market funds advised primarily by MassMutual or a control affiliate of MassMutual, as well as in non-affiliated funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund, MML Series Investment Fund II, OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (“OFI”) and non-affiliated Funds.1

•	Assets are allocated among Underlying Funds according to an asset allocation strategy of approximately 90% in equity funds and 10% in fixed-income funds, including money market funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Value Company Risk, Leveraging Risk, Convertible Securities Risk, Lower-Rated Fixed Income Securities Risk, Preferred Stock Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 54.

(1)	Each MML Allocation Fund does not currently invest in any non-affiliated funds. OFI is a majority owned, indirect subsidiary of MassMutual. The Underlying Funds are offered in separate prospectuses.

More Principal Investment Strategies and Risks

MassMutual invests each MML Allocation Fund’s assets in a combination of domestic and international Underlying Funds. The MML Allocation Funds differ primarily due to their asset allocations among these fund types. Each fund’s name refers to how aggressive the fund’s asset allocation strategy is. For example, MML Aggressive Allocation Fund has an aggressive asset allocation (relative to the other MML Allocation Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, MML Conservative Allocation Fund has a more conservative asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each MML Allocation Fund according to its target asset allocation strategy, and does not intend to trade actively among Underlying Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any MML Allocation Fund and modify the selection of Underlying Funds for any MML Allocation Fund from time to time.

Regulatory restrictions limit the amount that each MML Allocation Fund can invest in any one Underlying Fund. Each MML Allocation Fund will bear a pro rata share of its Underlying Funds’ expenses. Each MML Allocation Fund also bears all of the risks associated with the investment strategies used by its Underlying Funds.

–  50  –

The following table lists each MML Allocation Fund’s approximate asset allocation among equity and fixed income funds as of the date of this Prospectus. The table also lists the approximate asset allocation, as of the date of this Prospectus, to certain Underlying Funds in which an MML Allocation Fund currently invests. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	MML Conservative Allocation Fund	MML Balanced Allocation Fund	MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund

Equity	40.0%	50.0%	60.0%	75.0%	90.0%
Large Cap Equity
MML Equity Fund (Oppenheimer/AllianceBernstein)	7%	8%	8%	10%	10%
MML Equity Income Fund (T. Rowe Price)	7%	9%	10%	12%	12%
MML Blue Chip Growth Fund (T. Rowe Price)	10%	9%	10%	13%	14%
MML Concentrated Growth Fund (Legg Mason)	0%	6%	7%	9%	10%

Total Large Cap Equity	24%	32%	35%	44%	46%

Mid Cap Equity
MML Mid Cap Value Fund (American Century)	2%	3%	4%	4%	5%
MML Mid Cap Growth Fund (T. Rowe Price)	3%	3%	3%	4%	6%

Total Mid Cap Equity	5%	6%	7%	8%	11%

Small Cap Equity
MML Small Cap Equity Fund (Oppenheimer)	3%	3%	3%	4%	5%
MML Small Cap Growth Equity Fund (Waddell & Reed/Wellington)	0%	0%	3%	3%	5%

Total Small Cap Equity	3%	3%	6%	7%	10%

International/Global
Oppenheimer Global Securities Fund	4%	4%	5%	6%	9%
Oppenheimer International Fund	4%	5%	7%	10%	14%

Total International/Global	8%	9%	12%	16%	23%

Fixed Income	60.0%	50.0%	40.0%	25.0%	10.0%
MML Managed Bond Fund (Babson)	25%	15%	15%	8%	3%
MML Inflation-Protected Bond Fund (Babson)	20%	20%	15%	9%	4%
Oppenheimer Strategic Bond Fund	15%	15%	10%	8%	3%

–  51  –

Annual Performance

Each MML Allocation Fund began operations August 31, 2007, and therefore has no performance history. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund is new, there are no tables which show how each Fund’s returns have deviated from the broad market.

Expense Information

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The expenses in these tables do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

MML Conservative Allocation Fund

	Initial Class	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%	.10%
Distribution and Service (Rule 12b-1) Fees(1)	None	.25%
Other Expenses(2)	.25%	.25%
Acquired Fund Fees and Expenses(3)	.64%	.64%
Total Annual Fund Operating Expenses	.99%	1.24%
Expense Reimbursement	(.15)%	(.15)%
Net Fund Expenses(4)	.84%	1.09%

MML Balanced Allocation Fund

	Initial Class	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%	.10%
Distribution and Service (Rule 12b-1) Fees(1)	None	.25%
Other Expenses(2)	.25%	.25%
Acquired Fund Fees and Expenses(3)	.67%	.67%
Total Annual Fund Operating Expenses	1.02%	1.27%
Expense Reimbursement	(.15)%	(.15)%
Net Fund Expenses(4)	.87%	1.12%

MML Moderate Allocation Fund

	Initial Class	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%	.10%
Distribution and Service (Rule 12b-1) Fees(1)	None	.25%
Other Expenses(2)	.25%	.25%
Acquired Fund Fees and Expenses(3)	.70%	.70%
Total Annual Fund Operating Expenses	1.05%	1.30%
Expense Reimbursement	(.15)%	(.15)%
Net Fund Expenses(4)	.90%	1.15%

MML Growth Allocation Fund

	Initial Class	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%	.10%
Distribution and Service (Rule 12b-1) Fees(1)	None	.25%
Other Expenses(2)	.25%	.25%
Acquired Fund Fees and Expenses(3)	.74%	.74%
Total Annual Fund Operating Expenses	1.09%	1.34%
Expense Reimbursement	(.15)%	(.15)%
Net Fund Expenses(4)	.94%	1.19%

MML Aggressive Allocation Fund

	Initial Class	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%	.10%
Distribution and Service (Rule 12b-1) Fees(1)	None	.25%
Other Expenses(2)	.25%	.25%
Acquired Fund Fees and Expenses(3)	.79%	.79%
Total Annual Fund Operating Expenses	1.14%	1.39%
Expense Reimbursement	(.15)%	(.15)%
Net Fund Expenses(4)	.99%	1.24%

Examples

These examples are intended to help you compare the cost of investing in the MML Allocation Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the Underlying Funds, are exactly as described in the preceding tables. If separate account or contract expenses were included, overall expenses would be higher. Although your actual costs may be

–  52  –

higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MML Conservative Allocation Fund – Initial Class	$86	$300	$532	$1,199
MML Conservative Allocation Fund – Service Class	$111	$379	$667	$1,487

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

	1 Year	3 Years	5 Years	10 Years
MML Balanced Allocation Fund – Initial Class	$89	$310	$549	$1,234
MML Balanced Allocation Fund – Service Class	$114	$388	$683	$1,521

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

	1 Year	3 Years	5 Years	10 Years
MML Moderate Allocation Fund – Initial Class	$92	$319	$565	$1,269
MML Moderate Allocation Fund – Service Class	$117	$397	$699	$1,555

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

	1 Year	3 Years	5 Years	10 Years
MML Growth Allocation Fund – Initial Class	$96	$332	$586	$1,315
MML Growth Allocation Fund – Service Class	$121	$410	$720	$1,600

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

	1 Year	3 Years	5 Years	10 Years
MML Aggressive Allocation Fund – Initial Class	$101	$347	$613	$1,373
MML Aggressive Allocation Fund – Service Class	$126	$425	$746	$1,656

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(2)	Other Expenses are based on estimated amounts for the first fiscal year.

(3)	Acquired Fund fees and expenses represent approximate expenses to be borne indirectly by the Fund in its first fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may differ due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	The expenses in the above table reflect written agreements by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses), excluding Acquired Fund fees and expenses, through April 30, 2009, to the extent that Net Fund Expenses would otherwise exceed .20% for Initial Class shares, and through May 2, 2010, to the extent that Net Fund Expenses would otherwise exceed .45% for Service Class shares. The Net Fund Expenses shown in the above table exceed this amount, because Acquired Fund fees and expenses are excluded from the cap. The agreements cannot be terminated unilaterally by MassMutual.

–  53  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money. For purposes of the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund, except as otherwise stated, references in this section to “the Funds” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

•	Market Risk. Market risk is the general risk of unfavorable market-induced changes in the value of a security. A Fund is subject to market risk when it invests some or all of its assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a fixed, variable or floating interest rate over a predetermined period. Payments of principal or interest may be at fixed intervals, only at maturity or upon the occurrence of stated events or contingencies. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a Fund’s debt securities, weighted by the dollar amount of each payment. It is used to determine the sensitivity of the security’s value to changes in interest rates. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The value of a debt security can also decline in response to changes in market, economic, industry, political, and regulatory conditions that affect a particular type of debt security or issuer or debt securities generally.

In the case of stocks and other equity securities (including convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for Funds to the extent they invest in below investment grade securities.

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations.” Those sections also include more information about the Funds, their investments and the related risks.

–  54  –

These debt securities and unrated securities of similar quality, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. A Fund that invests in foreign debt securities is, accordingly, also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•	Management Risk. Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. A Fund’s investment adviser or sub-adviser manages the Fund according to traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The investment adviser or sub-advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. A Fund’s investment adviser or sub-adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on an investment adviser’s or sub-adviser’s analysis than would be the case for other types of securities.

For Funds with multiple sub-advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on securities to be less than expected when purchased. The interest rate risk described above may be compounded for a Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. A Fund is also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Tracking Error Risk. There are several reasons that the MML Small Cap Index Fund’s performance may not track the relevant Index exactly. Unlike the Index, the Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

The Fund is also subject to risk because, unlike with an actively managed fund, the portfolio manager for a fund tracking an index does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that based on market and economic conditions, the Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

•

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the investment adviser or sub-adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the investment adviser or sub-adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available,

–  55  –

and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•	Derivative Risk. A Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser or sub-adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•	Non-Diversification Risk. Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” Fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The MML Concentrated Growth Fund and the MML Small Cap Index Fund are considered non-diversified Funds. The MML Small Cap Index Fund attempts to satisfy its investment objective of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Fund buys.

•

Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to

–  56  –

those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the investment adviser or sub-adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. A Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•

Smaller and Mid-Cap Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized

–  57  –

and have little or no track record of success. Also, a Fund’s investment adviser or sub-adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices overvalued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•	Value Company Risk. The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. A Fund’s use of derivatives may also create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s or sub-adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•	Lower-Rated Fixed Income Securities Risk. Lower-rated fixed income securities, which are also known as “junk bonds,” and comparable unrated securities in which a Fund invests, have speculative characteristics. Changes in economic conditions or adverse developments affecting particular companies or industries are more likely to lead to a weakened capacity to make principal and interest payments on such obligations than in the case of higher-rated securities.

Lower rated fixed income securities involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower rated fixed income securities generally responds to short-term corporate and market developments to a greater extent than high-rated securities because these developments

–  58  –

are perceived to have a more direct relationship to the ability of an issuer of lower rated fixed income securities to meet its ongoing obligations.

A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default) may be subject to greater credit risk because of these investments. Securities that are rated CCC or below by Standard & Poor’s or Caa or below by Moody’s Investors Service, Inc. are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

•	Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease. Preferred stock may be more volatile and riskier than other forms of investment. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions or call/redemption provisions that can negatively affect its value when interest rates decline. In addition, in the event of liquidation of a corporation’s assets, the rights of preferred stock generally are subordinate to the rights associated with a corporation’s debt securities.

•	Portfolio Turnover Risk. Changes are made in a Fund’s portfolio whenever the investment adviser or sub-adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

–  59  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times, and the Funds may have non-Principal risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Pre- payment Risk	Tracking Error Risk	Liquidity Risk	Derivative Risk	Non- Diversi- fication Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller and Mid- Cap Company Risk	Growth Company Risk	Value Company Risk	Levera- ging Risk	Convert- ible Securities Risk	Lower- Rated Fixed Income Securities Risk	Preferred Stock Risk	Portfolio Turnover Risk

MML Asset Allocation Fund	X	X	X	X		X	X		X	X	X

MML Equity Income Fund	X	X	X				X		X		X			X	X		X

MML Income & Growth Fund	X	X	X				X		X		X							X

MML Growth & Income Fund	X	X	X						X		X

MML Blue Chip Growth Fund	X	X	X			X	X		X		X		X		X

MML Large Cap Growth Fund	X	X	X			X			X		X		X		X	X

MML Concentrated Growth Fund	X	X	X				X	X	X		X		X	X	X	X

MML Mid Cap Value Fund	X	X	X			X	X		X		X	X		X		X		X	X

MML Mid Cap Growth Fund	X	X	X			X	X		X		X	X	X		X

MML Small/Mid Cap Value Fund	X	X	X			X	X		X		X	X		X	X

MML Small Cap Index Fund	X	X			X	X	X	X				X	X		X

MML Global Fund	X	X	X			X	X		X	X	X		X		X

MML Foreign Fund	X	X	X			X	X		X	X	X			X	X

MML Conservative Allocation Fund	X	X	X	X		X	X		X	X	X	X	X	X	X	X	X

MML Balanced Allocation Fund	X	X	X	X		X	X		X	X	X	X	X	X	X	X	X

MML Moderate Allocation Fund	X	X	X	X		X	X		X	X	X	X	X	X	X	X	X

MML Growth Allocation Fund	X	X	X	X		X	X		X	X	X	X	X	X	X	X	X

MML Aggressive Allocation Fund	X	X	X	X		X	X		X	X	X	X	X	X	X	X	X	X	X

–  60  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2007, MassMutual, together with its subsidiaries, had assets under management in excess of $505 billion.

The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

A discussion regarding the basis for the Board of Trustees approving any investment advisory contracts of the Funds is available in the Funds’ annual report to shareholders dated December 31, 2007 or in the Funds’ semi-annual report to shareholders dated June 30, 2008.

MassMutual, as the investment adviser to the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund, administers the asset allocation program for each Fund. This function is performed by MassMutual’s Retirement Income Asset Allocation Committee, led by Stephen J. Brunette, CFA. Mr. Brunette has been an Assistant Vice President of Fund Strategy for MassMutual’s Retirement Income Group, Annuities Division since 2007 and was a Director of Fund Strategy in 2006. Previously, he was an investment consultant for MassMutual’s Retirement Services Division from 2003 to 2006. The other regular member of MassMutual’s Retirement Income Asset Allocation Committee is Richard J. Byrne, ASA. Mr. Byrne is a Vice President for MassMutual’s Retirement Income Group and has been with MassMutual since 2003. Mr. Byrne is the head of the product management team, which is responsible for research and development efforts around fixed, variable and payout annuities, fund strategy and retention efforts. In addition, Mr. Byrne is in charge of the Annuity Marketing Group.

In addition, the MassMutual Retirement Income Asset Allocation Committee may engage an independent investment consultant to assist with asset allocation and manager selection decisions.

MassMutual contracts with the following Sub-Advisers to help manage the Funds:

AllianceBernstein L.P. (“AllianceBernstein”), located at 1345 Avenue of the Americas, New York, New York 10105, manages the investments of the MML Large Cap Growth Fund and the MML Small/Mid Cap Value Fund. AllianceBernstein is a limited partnership, the majority ownership interests in which are held by its affiliates: AllianceBernstein Holding L.P., a publicly traded partnership; and AXA Financial, Inc. (“AXA Financial”) together with certain wholly-owned subsidiaries of AXA Financial. AXA Financial is a wholly-owned subsidiary of AXA. As of December 31, 2007, AllianceBernstein managed approximately $800 billion in assets.

Jason P. Ley

is a portfolio manager of the MML Large Cap Growth Fund. Mr. Ley, a Senior Vice President, was also a portfolio manager on the Global/International Large Cap Growth teams from 2002 through September 2004. Prior to joining the U.S. Large Cap Growth team at AllianceBernstein in 2000, Mr. Ley was a senior market analyst for Medtronic Corporation in Minneapolis. In addition, Mr. Ley previously developed and operated a chain of retail stores in southern Arizona for five years.

Stephanie Simon

is a portfolio manager of the MML Large Cap Growth Fund. Ms. Simon, a Senior Vice President, joined AllianceBernstein in 1998 as a member of the U.S. Large Cap Growth portfolio management team after serving as chief investment officer for Sargent Management Company, a private investment firm in Minneapolis. Previously Ms. Simon was with First American Asset Management, the investment arm of US Bancorp, for four years. Prior to moving to Minneapolis, Ms. Simon was with Citicorp in New York, where she provided corporate finance for media and communications companies for four years.

–  61  –

Joseph Paul

is a portfolio manager of the MML Small/Mid Cap Value Fund. Mr. Paul became CIO-Small and Mid-Capitalization equities for AllianceBernstein in 2002 and CIO-Advanced Value Fund in 1999. He is the chairman of the Investment Policy Groups for both services. He became Co-CIO-Real Estate Equity Securities in 2004. Before becoming CIO of the Advanced Value Fund, he was its director of research for two years. Mr. Paul joined AllianceBernstein in 1987 as a research analyst covering the automotive industry. Before joining AllianceBernstein, Mr. Paul worked at General Motors in marketing and product planning.

James MacGregor

is a portfolio manager of the MML Small/Mid Cap Value Fund. Mr. MacGregor, a Chartered Financial Analyst, became Director of Research for U.S. Small & Mid Cap Value for AllianceBernstein in 2004. Previously, he was a Senior Research Analyst covering the banking, energy, industrial commodity, transportation and aerospace & defense industries for AllianceBernstein’s Small and Mid-Cap Value equity services. Prior to joining AllianceBernstein in 1998, he was a sell-side research analyst at Morgan Stanley and Co., where he covered U.S. Packaging and Canadian Paper stocks.

Andrew Weiner

is a portfolio manager of the MML Small/Mid Cap Value Fund. Mr. Weiner joined AllianceBernstein in 1997 as a research analyst covering consumer cyclicals and staples for the Small-Capitalization Equities Portfolio. In 1999, he also assumed coverage of the capital-equipment sector for both Large-Capitalization and Small-Capitalization Equities. Prior to joining the firm, Mr. Weiner was a project manager at Monitor Company, a strategy consulting firm.

American Century Investment Management, Inc. (“American Century”), located at 4500 Main Street, Kansas City, Missouri 64111, manages the investments of the MML Income & Growth Fund and the MML Mid Cap Value Fund. American Century is a privately held subsidiary of American Century Companies, Inc. As of December 31, 2007, American Century had approximately $102.48 billion in assets under management.

Kurt Borgwardt

is a portfolio manager of the MML Income & Growth Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Borgwardt, a Chartered Financial Analyst, is a Senior Vice President and Senior Portfolio Manager for American Century. He joined American Century in August 1990 and also has managed the quantitative equity research effort. Mr. Borgwardt became a portfolio manager in March 1998.

John Schniedwind

is a portfolio manager of the MML Income & Growth Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Schniedwind, a Chartered Financial Analyst, is the Chief Investment Officer – Quantitative Equity for American Century. He joined American Century in 1982 and also supervises other portfolio management teams. Mr. Schniedwind became a portfolio manager in June 1997.

Lynette Pang

is a portfolio manager of the MML Income & Growth Fund, which is managed on a team basis. She is jointly and primarily responsible for the day-to-day management of the Fund. Ms. Pang, a Chartered Financial Analyst, is a Portfolio Manager for American Century. She joined American Century in 1997 and became a portfolio manager in February 2006.

Zili Zhang

is a portfolio manager of the MML Income & Growth Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Zhang is a Senior Vice President and Portfolio Manager/Director of Quantitative Research for American Century. He joined American Century in October 1995 and became a portfolio manager in 2002.

–  62  –

Phillip N. Davidson

is a portfolio manager of the MML Mid Cap Value Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Davidson, a Chartered Financial Analyst, is the Chief Investment Officer – Value and a Senior Vice President for American Century. Prior to joining American Century in September 1993, Mr. Davidson spent 11 years at Boatmen’s Trust Company in St. Louis and served as a vice president and portfolio manager responsible for institutional value equity clients.

Michael Liss

is a portfolio manager of the MML Mid Cap Value Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Liss, a Chartered Financial Analyst, is a Vice President and Portfolio Manager for American Century. Mr. Liss joined American Century in June 1998 and became a portfolio manager in February 2004.

Scott A. Moore

is a portfolio manager of the MML Mid Cap Value Fund, which is managed on a team basis. He is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Moore, a Chartered Financial Analyst, is a Vice President and Senior Portfolio Manager for American Century. Mr. Moore joined American Century in August 1993 and became a portfolio manager in February 1999.

Capital Guardian Trust Company (“Capital Guardian”), located at 333 South Hope Street, 53rd Floor, Los Angeles, California 90071-1406, manages the investments of the MML Asset Allocation Fund and the MML Growth & Income Fund. Capital Guardian is a wholly-owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2007, Capital Guardian had approximately $128 billion in assets under management. Capital Guardian uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by Capital Guardian’s investment committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio.

Terry Berkemeier

is a portfolio manager of the MML Asset Allocation Fund and the MML Growth & Income Fund. Mr. Berkemeier is a Senior Vice President of Capital Guardian with U.S. equity portfolio management responsibilities, and a Senior Vice President of Capital International Limited with portfolio management responsibilities for the U.S. equity portion of Australian, UK, and European global accounts. Prior to joining the organization in 1992, he was a Vice President/Research in the New York office of Merrill Lynch Capital Markets. He is based in London.

Michael R. Erickson

is a portfolio manager of the MML Asset Allocation Fund and the MML Growth & Income Fund. Mr. Erickson is Chairman and a director of Capital International Limited, as well as a Senior Vice President, director, and portfolio manager of Capital Guardian and a director of the Capital Group Companies, Inc. He joined the organization in 1987 after four years as manager of The Boston Consulting Group. He is based in London.

David I. Fisher

is a portfolio manager of the MML Asset Allocation Fund and the MML Growth & Income Fund. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian, as well as an officer and director of numerous affiliated companies. He is a portfolio manager for U.S., non-U.S., global, and emerging market assets and has been responsible for the organization’s international investing activities since 1982. He joined the organization in 1969 as a financial analyst and was Director of Research for ten years. Previously, he was an officer of Smith Barney & Co. and a marketing executive with General Electric Company. Mr. Fisher is a member of the Los Angeles Society of Financial Analysts, as well as the International Society of Security Analysts. He is based in West Los Angeles.

–  63  –

Karen A. Miller

is a portfolio manager of the MML Asset Allocation Fund and the MML Growth & Income Fund. Ms. Miller is a Senior Vice President and a director of Capital Guardian. She is a portfolio manager for U.S. and global equity as well as Vice Chairman of the U.S. Equity Subcommittee. Prior to joining the organization in 1990, Ms. Miller was associated with Fidelity Investments as a pricing analyst. She is based in Washington, D.C.

Theodore R. Samuels

is a portfolio manager of the MML Asset Allocation Fund and the MML Growth & Income Fund. Mr. Samuels is a Senior Vice President and a director of Capital Guardian, a director of The Capital Group Companies, Inc. and a director of Capital Guardian Trust Company, a Nevada Corporation. He manages U.S. equity, value equity, Absolute Income Grower and convertible portfolios. Mr. Samuels is Vice Chairman of Capital Guardian’s operating committee and a member of the investment committee, the personal investment management committee, and the executive committee. Mr. Samuels is also a member of Capital Group International, Inc.’s North American Management Committee. Prior to joining the organization in 1981 as an investment analyst, he was a market analyst with Inland Steel Company in Chicago. He is based in Los Angeles.

Eric H. Stern

is a portfolio manager of the MML Asset Allocation Fund and the MML Growth & Income Fund. Mr. Stern is a senior vice president of Capital International Research, Inc. and a director and Senior Vice President of Capital Guardian. His investment responsibilities include portfolio management within the U.S. core and growth equity mandates and research of the U.S. medical technology industry. Mr. Stern also serves as the chairman of the FundForLife Investment Committee. Prior to joining Capital International in 1991, he served for two years as an analyst in the mergers and acquisitions department of Morgan Stanley & Company. He is based in Los Angeles.

Alan J. Wilson

is a portfolio manager of the MML Asset Allocation Fund and the MML Growth & Income Fund. Mr. Wilson is a President and U.S. Research Director for Capital International Research, Inc., a director of the Capital Group Companies, Inc. and a Senior Vice President and director of Capital Guardian. He is also a portfolio manager with investment analyst responsibilities, specializing in U.S. energy equipment, video games and construction and engineering. Prior to joining the organization in 1991, Mr. Wilson was a consultant with The Boston Consulting Group for five years. He is based in Los Angeles.

Christine Cronin

is a portfolio manager of the MML Asset Allocation Fund. Ms. Cronin is a Senior Vice President of Capital International Research, Inc. and a Vice President of Capital Guardian with fixed-income portfolio management and research responsibilities. Prior to joining the organization in 1997, she spent three years as an analyst at Fidelity Investments. She is based in West Los Angeles.

Michael D. Locke

is a portfolio manager of the MML Asset Allocation Fund. Mr. Locke is a Senior Vice President of Capital International Research, Inc. and Capital Guardian with portfolio management and research responsibilities for mortgage- and asset-backed securities and derivatives. Prior to joining the organization in 1996, he worked as a summer associate with Goldman Sachs Asset Management in New York, a senior consultant with Arthur Andersen & Co. in Los Angeles, and as a research associate with the Economic Analysis Corporation. He is based in West Los Angeles.

James R. Mulally

is a portfolio manager of the MML Asset Allocation Fund. Mr. Mulally is a Senior Vice President of Capital International Limited with global fixed-income portfolio management responsibilities. He joined the organization in 1980, and from 1983 through 1988 was based in London. Prior to this, Mr. Mulally was a research associate with the Federal Reserve Bank of Minneapolis. He is based in West Los Angeles.

–  64  –

Wesley K.-S. Phoa

is a portfolio manager of the MML Asset Allocation Fund. Mr. Phoa is a Vice President of Capital Strategy Research, Inc. and manages U.S. fixed-income portfolios. He is also an investment analyst covering U.S. government bonds, as well as having responsibilities for fixed-income quantitative research. Prior to joining Capital Strategy Research in 1999, Mr. Phoa was with Capital Management Sciences in Los Angeles for three years, where he served as a vice president and later as a director of Research. He is based in West Los Angeles.

Legg Mason Capital Management, Inc. (“Legg Mason”), located at 100 Light Street, Baltimore, Maryland 21202, manages the investments of the MML Concentrated Growth Fund. Legg Mason is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company. As of December 31, 2007, Legg Mason had approximately $59.6 billion in assets under management.

Robert Hagstrom

is primarily responsible for the day-to-day management of the MML Concentrated Growth Fund. Mr. Hagstrom has been employed by one or more subsidiaries of Legg Mason Inc. since 1998. He currently serves as Senior Vice President for Legg Mason Capital Management, Inc. Mr. Hagstrom is a Chartered Financial Analyst and is a member of The CFA Institute and the CFA Society of Philadelphia.

Neuberger Berman Management, Inc. (“Neuberger Berman”), located at 605 Third Avenue, New York, New York 10158-3698, manages the investments of the MML Global Fund. Neuberger Berman is a wholly-owned subsidiary Neuberger Berman Inc., which is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly owned holding company. As of December 31, 2007, Neuberger Berman and its affiliates had approximately $258.1 billion in assets under management.

David Levine

is primarily responsible for the day-to-day management of the domestic portion of the MML Global Fund. Mr. Levine, a Charted Financial Analyst, is a vice president and portfolio manager on the Large Cap Value team. He joined Neuberger Berman in 1995.

Benjamin Segal

is primarily responsible for the day-to-day management of the international portion of the MML Global Fund. Mr. Segal, a Charted Financial Analyst, is a managing director and portfolio manager on the International Equity team. He joined Neuberger Berman in 1998. Previously he was an assistant portfolio manager in global equities with Invesco GT Global in London, and before that was a management consultant with Bain & Company in South Africa, and an investment analyst with Lehman Brothers in Hong Kong. Mr. Segal started his investment career with Wardley James Capel in 1991.

Milu Komer

assists Mr. Segal with the day-to-day management of the international portion of the MML Global Fund. Ms. Komer is a vice president and associate portfolio manager on the International Equity team. She joined Neuberger Berman in 2001. Previously, she held associate positions at JP Morgan and Citigroup, and a research analyst position at Goldman Sachs International in London. Ms. Komer began her investment career as a Financial Analyst at Goldman Sachs in 1992.

Northern Trust Investments, N.A. (“NTI”), located at 50 South LaSalle Street, Chicago, IL 60603, manages the investments of the MML Small Cap Index Fund. It is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a wholly-owned subsidiary of The Northern Trust Company (“TNTC”). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2007, NTI and its affiliates had assets under custody of $4.1 trillion, and assets under investment management of $757.2 billion.

–  65  –

Brent Reeder

is primarily responsible for the day-to-day management of the MML Small Cap Index Fund. Mr. Reeder is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Reeder joined NTI in 1993, and has been a member of the quantitative management group for domestic index products and manages quantitative equity portfolios.

Templeton Investment Counsel, LLC (“Templeton”), located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, manages the investments of the MML Foreign Fund. Templeton is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2007, Templeton and its subsidiaries had approximately $643.7 billion in assets under management.

The team responsible for the Fund’s management is:

Peter A. Nori

is the lead portfolio manager of the MML Foreign Fund. Mr. Nori, a Chartered Financial Analyst, is an Executive Vice President and Portfolio Manager/Research Analyst of Templeton. He has global research responsibility for pharmaceuticals, computers and peripherals, as well as semiconductor equipment and products. In addition, Mr. Nori serves as the coordinator for the global technology research team and manages several institutional portfolios. Mr. Nori joined Templeton in 1987.

Gary P. Motyl

is a portfolio manager of the MML Foreign Fund. Mr. Moytl, a Chartered Financial Analyst, is Chief Investment Officer of Templeton Global Equity Group and President of Templeton. Mr. Motyl manages several institutional mutual funds and separate account portfolios and shares country research coverage of the United States. Prior to joining Templeton in 1981, Mr. Motyl worked as a research analyst and portfolio manager from 1979 to 1981 with Landmark First National Bank.

Tina Sadler

is a portfolio manager of the MML Foreign Fund. Ms. Sadler, a Chartered Financial Analyst, is a Vice President and Portfolio Manager/Research Analyst of Templeton. Ms. Sadler’s research responsibilities include global wireless telecommunication services, Latin America, small-cap telecommunications, and global building and construction materials, as well as country research coverage of Chile and Argentina. She also manages several international institutional portfolios. Ms. Sadler joined Templeton in 1997.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MML Equity Income Fund, the MML Blue Chip Growth Fund and the MML Mid Cap Growth Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2007, T. Rowe Price had approximately $400.0 billion in assets under management.

Brian C. Rogers

is the portfolio manager for the MML Equity Income Fund. Mr. Rogers, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Chartered Investment Counselor, and has been the Chief Investment Officer of T. Rowe Price Associates since January 2004. Mr. Rogers is the Chairman of the Board of Directors of T. Rowe Price Group, Inc. and serves on its Management Committee. He also sits on T. Rowe Price’s U.S. Equity, International Equity and Fixed Income Steering Committees and the Asset Allocation Committee. Mr. Rogers joined T. Rowe Price in 1982.

Larry J. Puglia

is the portfolio manager for the MML Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial

–  66  –

Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Brian W.H. Berghuis

is a co-portfolio manager for the MML Mid Cap Growth Fund. Mr. Berghuis, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. Mr. Berghuis is a Chartered Financial Analyst and a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1985.

Donald J. Peters

is a co-portfolio manager for the MML Mid Cap Growth Fund. Mr. Peters, investment advisory committee co-chairman, shares day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is also a portfolio manager for major institutional relationships with T. Rowe Price’s structured active and tax-efficient strategies, including the T. Rowe Price Tax-Efficient Balanced, Growth, and Multi-Cap Funds. Mr. Peters is a Vice President and Equity Portfolio Manager for T. Rowe Price Associates. He joined T. Rowe Price in 1993.

The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

MassMutual has received exemptive relief from the SEC to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a sub-adviser in a quick, efficient and cost effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

–  67  –

About the Shares – Multiple Class Information

Each Fund, other than the MML Concentrated Growth Fund and MML Global Fund, offers two classes of shares: Initial Class and Service Class shares. MML Concentrated Growth Fund and MML Global Fund each offer three classes of shares: Class I, Class II and Service Class I shares. Class I shares are available only in connection with variable annuity contracts issued by registered separate accounts owned by MassMutual or its life insurance affiliates. Initial Class shares, Class II shares, Service Class shares and Service Class I shares are available in connection with variable annuity contracts issued by registered separate accounts owned by MassMutual or its life insurance affiliates, certain variable life insurance policies issued by registered separate accounts owned by MassMutual or its life insurance affiliates, and in connection with certain privately offered separate investment accounts owned by MassMutual or its life insurance affiliates.

The different Classes have different fees and expenses resulting from their separate arrangements for administrative, shareholder and distribution services but that are not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact your registered representative.

Except as described below, all Classes of shares of the Funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class that has adopted a Rule 12b-1 plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because the Classes will have different expenses, they will likely have different share prices.

Distribution and Service (Rule 12b-1) Fees

Service Class and Service Class I shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of the investor’s money is invested in the Fund or Funds of the investor’s choice. The Funds have adopted a Rule 12b-1 Plan for Service Class and Service Class I shares of the Funds. Under the Plan, each Fund is permitted to pay distribution and service fees at the annual rate not to exceed 0.35%, in the aggregate, of that Fund’s average daily net assets attributable to Service Class or Service Class I shares. However, each Fund will initially pay distribution and service fees at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Service Class or Service Class I shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Service Class and Service Class I shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Service Class and Service Class I shareholders and/or maintaining Service Class and Service Class I shareholder accounts and for related expenses.

Initially, all payments under the Plan will be made by the Funds to MML Distributors, LLC (the “Distributor”), which will, in turn, pay out all of the amounts it receives. The Distributor will pay substantially all of the amounts it receives to MassMutual, which will be used to pay continuing compensation for services provided by MassMutual agents and third party firms. The remaining portion will be paid to MassMutual as compensation for its promotional services in respect of the Funds, and to reimburse MassMutual for expenses incurred by it in connection with promoting the Funds. It is expected that all payments under the Plan will be made to MassMutual, which will disburse or retain amounts from those payments solely at the instruction of the Distributor.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Service Class and Service Class I shares and may cost you more than other types of sales charges.

–  68  –

Investing In The Funds

Buying and Redeeming Shares

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public.

The shares of each Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is received in good form by the Funds or MassMutual. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the Funds or MassMutual. You will usually receive payment for your shares within seven days after your written redemption request is received in good form. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Funds determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, a Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Limits on Frequent Trading and Market-Timing Activity

The Funds are not designed to serve as vehicles for frequent trading or market timing trading activity. The Funds consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all of a Fund’s shareholders, including long-term shareholders who do not engage in these activities. Any Funds investing in foreign securities, small capitalization securities and below investment grade securities (also known as “junk bonds”), may be particularly susceptible to frequent trading and market timing activities and their resulting disruptions due to the difficulty of pricing such securities.

The Funds’ shareholders are separate investment accounts of variable life insurance and variable annuity contracts sponsored by MassMutual and certain of its affiliates. In the case of each Fund, the separate accounts aggregate the purchase and sale information of individual contract holders and provide the information to each Fund on a net basis. Accordingly, it is difficult or impossible for the Funds to determine if a particular contract holder is engaging in frequent trading or market timing activities, and the Funds do not impose specific restrictions on trading of Fund shares in order to deter such activities.

Instead, as a result of these limitations, the Funds rely on the capabilities, policies and procedures of MassMutual to discourage frequent trading and market timing trading activity, and not to accommodate frequent purchases and sales of shares within a Fund or transfers of shares between Funds. MassMutual has adopted policies and procedures to help identify those individuals or entities that may be engaging in frequent trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent frequent trading and the market timing of Funds

–  69  –

among the subaccounts of the separate accounts, there can be no assurance that MassMutual will be able to identify all those who trade frequently or employ a market timing strategy, and curtail their trading in every instance.

If MassMutual determines that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, MassMutual will not allow the contract owner to submit transfer requests by overnight mail, facsimile transmissions, telephone, internet, or any other type of electronic medium. Additionally, MassMutual may reject any single trade that MassMutual determines to be abusive or harmful to a Fund. It is possible that activity that MassMutual determines is not frequent trading or market timing may nonetheless adversely affect long-term shareholders of the Funds.

MassMutual, in the future, may take various restrictive actions designed to prevent the employment of a frequent trading or market timing strategy, including not accepting transfer instructions from a contract owner or other person authorized to conduct a transfer; limiting the number of transfer requests that can be made during a contract year; and requiring the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund. MassMutual will apply any restrictive action it takes uniformly to all contract owners it believes are employing a frequent trading or market timing strategy. As noted above, however, these restrictive actions may not be effective in deterring frequent trading or market timing activity. For more information on restrictions specific to your variable annuity and/or variable life insurance contracts, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus.

Determining Net Asset Value

The Funds generally value portfolio securities based on market value. For example, equity securities and long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Funds’ Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Valuation methods approved by the Funds’ Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

–  70  –

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Assuming the Funds so qualify, none of the Funds will be subject to federal income tax on any net income or any capital gains that are distributed or deemed to have been distributed to shareholders.

Distributions, if any, are declared and paid annually by each Fund. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Generally, owners of variable life insurance and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds. Please refer to the prospectuses of the separate accounts with interests in the Funds for a discussion of the tax consequences of variable annuity and variable life insurance contracts.

–  71  –

Investment Performance

From time to time, each of the Funds may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of a Fund.

Yields and total returns shown for the Funds are net of the Funds’ operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Funds and when comparing the yields and returns of the Funds with those of other mutual funds.

The yield for each Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

Sub-Adviser Performance

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, will be subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives, policies and investment strategies substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Such performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

–  72  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MML ASSET ALLOCATION FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of the period	$10.30	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.25 ***	0.16	***
Net realized and unrealized gain (loss) on investments	(0.13)	0.31

Total income from investment operations	0.12	0.47

Less distributions to shareholders:
From net investment income	(0.25)	(0.16)
From net realized gains	(0.26)	(0.01)

Total distributions	(0.51)	(0.17)

Net asset value, end of the period	$9.91	$10.30

Total Return(a)	1.14%	4.74%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$255,294	$266,212
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	0.61%	*
After expense waiver	0.57% #	0.57%	*#
Net investment income (loss) to average daily net assets	2.34%	2.40%	*
Portfolio turnover rate	62%	38%	**

MML EQUITY INCOME FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.97	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.20 ***	0.11	***
Net realized and unrealized gain (loss) on investments	0.15	0.99

Total income from investment operations	0.35	1.10

Less distributions to shareholders:
From net investment income	(0.17)	(0.10)
From net realized gains	(0.38)	(0.03)

Total distributions	(0.55)	(0.13)

Net asset value, end of period	$10.77	$10.97

Total Return(a)	3.13%	11.01%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$378,616	$292,357
Net expenses to average daily net assets	0.78%	0.80%	*
Net investment income (loss) to average daily net assets	1.76%	1.66%	*
Portfolio turnover rate	27%	12%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  73  –

MML INCOME & GROWTH FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$11.03	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(0.24)	1.04

Total income (loss) from investment operations	(0.07)	1.17

Less distributions to shareholders:
From net investment income	(0.17)	(0.14)
From net realized gains	(0.55)	-
Tax return of capital	(0.00)†	-

Total distributions	(0.72)	(0.14)

Net asset value, end of period	$10.24	$11.03

Total Return(a)	(0.77)%	11.66%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$150,272	$180,804
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	0.72%	*
After expense waiver	N/A ##	0.70%	*#
Net investment income (loss) to average daily net assets	1.48%	1.84%	*
Portfolio turnover rate	57%	38%	**

MML GROWTH & INCOME FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.12 ***	0.07	***
Net realized and unrealized gain (loss) on investments	(0.14)	0.37

Total income (loss) from investment operations	(0.02)	0.44

Less distributions to shareholders:
From net investment income	(0.12)	(0.08)
From net realized gains	(0.42)	-
Tax return of capital	(0.00)†	-

Total distributions	(0.54)	(0.08)

Net asset value, end of period	$9.80	$10.36

Total Return(a)	(0.33)%	4.35%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$269,803	$302,641
Ratio of expenses to average daily net assets:
Before expense waiver	0.54%	0.55%	*
After expense waiver	0.52% #	0.52%	*#
Net investment income (loss) to average daily net assets	1.13%	1.11%	*
Portfolio turnover rate	38%	22%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  74  –

MML BLUE CHIP GROWTH FUND

	Initial Class
	Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.58		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.02	***
Net realized and unrealized gain (loss) on investments	1.29		0.58

Total income from investment operations	1.34		0.60

Less distributions to shareholders:
From net investment income	(0.05)		(0.02)
Tax return of capital	(0.00	)†	-

Net asset value, end of period	$11.87		$10.58

Total Return(a)	12.67%		6.04%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$61,701		$54,746
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%		0.90%	*
After expense waiver	N/A		0.85%	*#
Net investment income (loss) to average daily net assets	0.40%		0.37%	*
Portfolio turnover rate	35%		24%	**

MML LARGE CAP GROWTH FUND

	Initial Class
	Year ended 12/31/07		Period ended 12/31/06+
Net asset value, beginning of period	$10.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	1.35		(0.00	)†

Total income from investment operations	1.36		0.01

Less distributions to shareholders:
From net investment income	(0.02)		(0.01)

Net asset value, end of period	$11.34		$10.00

Total Return(a)	13.57%		0.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$74,225		$77,892
Ratio of expenses to average daily net assets:
Before expense waiver	0.72%		0.76%	*
After expense waiver	N/A		0.73%	*#
Net investment income (loss) to average daily net assets	0.12%		0.15%	*
Portfolio turnover rate	85%		61%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  75  –

MML CONCENTRATED GROWTH FUND

	Class I			Class II
	Year ended 12/31/07	Period ended 12/31/06+		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.21	$10.00		$10.21	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 ***	0.01	***	0.03 ***	0.01	***
Net realized and unrealized gain (loss) on investments	1.54	0.21		1.55	0.22

Total income from investment operations	1.56	0.22		1.58	0.23

Less distributions to shareholders:
From net investment income	(0.02)	-		(0.03)	-
From net realized gains	(0.66)	(0.01)		(0.66)	(0.02)

Total distributions	(0.68)	(0.01)		(0.69)	(0.02)

Net asset value, end of period	$11.09	$10.21		$11.10	$10.21

Total Return(a)	15.04%	2.19%	**	15.20%	2.25%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$23,930	$18,032		$61,686	$64,702
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%	0.94%	*	0.81%	0.84%	*
After expense waiver	0.76% #	0.76%	*#	0.66% #	0.66%	*#
Net investment income (loss) to average daily net assets	0.16%	0.11%	*	0.26%	0.21%	*
Portfolio turnover rate	59%	43%	**	59%	43%	**

MML MID CAP VALUE FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.81	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15 ***	0.10	***
Net realized and unrealized gain (loss) on investments	(0.35)	1.03

Total income (loss) from investment operations	(0.20)	1.13

Less distributions to shareholders:
From net investment income	(0.10)	(0.10)
From net realized gains	(1.33)	(0.22)

Total distributions	(1.43)	(0.32)

Net asset value, end of period	$9.18	$10.81

Total Return(a)	(2.32)%	11.23%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$404,928	$358,906
Net expenses to average daily net assets	0.88%	0.90%	*
Net investment income (loss) to average daily net assets	1.33%	1.44%	*
Portfolio turnover rate	206%	173%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  76  –

MML MID CAP GROWTH FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.71	0.05

Total income from investment operations	1.72	0.04

Less distributions to shareholders:
From net investment income	(0.01)	-
From net realized gains	(0.57)	-

Total distributions	(0.58)	-

Net asset value, end of period	$11.18	$10.04

Total Return(a)	16.89%	0.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$285,701	$285,149
Net expenses to average daily net assets	0.81%	0.83%	*
Net investment income (loss) to average daily net assets	0.08%	(0.11)%	*
Portfolio turnover rate	31%	30%	**

MML SMALL/MID CAP VALUE FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11 ***	0.08	***
Net realized and unrealized gain (loss) on investments	(2.02)	0.44

Total income (loss) from investment operations	(1.91)	0.52

Less distributions to shareholders:
From net investment income	(0.09)	(0.07)
Tax return of capital	(0.00)†	-

Net asset value, end of period	$8.45	$10.45

Total Return(a)	(18.31)%	5.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$248,583	$207,239
Net expenses to average daily net assets	0.79%	0.83%	*
Net investment income (loss) to average daily net assets	1.14%	1.29%	*
Portfolio turnover rate	152%	173%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  77  –

MML SMALL CAP INDEX FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.09 ***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.13)	0.10

Total income (loss) from investment operations	(0.04)	0.14

Less distributions to shareholders:
From net investment income	(0.09)	(0.04)
From net realized gains	(0.41)	-

Total distributions	(0.50)	(0.04)

Net asset value, end of period	$9.56	$10.10

Total Return(a)	(0.57)%	1.41%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$58,893	$68,783
Ratio of expenses to average daily net assets:
Before expense waiver	0.44%	0.52%	*
After expense waiver	N/A	0.45%	*#
Net investment income (loss) to average daily net assets	0.90%	0.60%	*
Portfolio turnover rate	15%	73%	**

MML GLOBAL FUND

	Class I			Class II
	Year ended 12/31/07	Period ended 12/31/06+		Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$10.52	$10.00		$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.16 ***	0.10	***	0.17 ***	0.10	***
Net realized and unrealized gain (loss) on investments	0.22	0.53		0.22	0.53

Total income from investment operations	0.38	0.63		0.39	0.63

Less distributions to shareholders:
From net investment income	(0.16)	(0.11)		(0.17)	(0.11)
From net realized gains	(0.43)	-		(0.43)	-

Total distributions	(0.59)	(0.11)		(0.60)	(0.11)

Net asset value, end of period	$10.31	$10.52		$10.31	$10.52

Total Return(a)	3.57%	6.25%	**	3.75%	6.30%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,156	$9,698		$43,429	$51,804
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	1.15%	*	1.05%	1.04%	*
After expense waiver	0.71% #	0.71%	*#	0.61% #	0.61%	*#
Net investment income (loss) to average daily net assets	1.41%	1.47%	*	1.51%	1.60%	*
Portfolio turnover rate	56%	41%	**	56%	41%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  78  –

MML FOREIGN FUND

	Initial Class
	Year ended 12/31/07	Period ended 12/31/06+
Net asset value, beginning of period	$11.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.24 ***	0.13	***
Net realized and unrealized gain (loss) on investments	1.24	1.00

Total income from investment operations	1.48	1.13

Less distributions to shareholders:
From net investment income	(0.27)	(0.12)
From net realized gains	(0.19)	(0.01)

Total distributions	(0.46)	(0.13)

Net asset value, end of period	$12.02	$11.00

Total Return(a)	13.48%	11.26%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$359,018	$253,512
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	1.03%	*
After expense waiver	N/A	1.02%	*#
Net investment income (loss) to average daily net assets	2.00%	1.90%	*
Portfolio turnover rate	9%	9%	**

MML CONSERVATIVE ALLOCATION FUND

	Initial Class
	Period ended 12/31/07++
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13	***
Net realized and unrealized gain (loss) on investments	0.18

Total income from investment operations	0.31

Less distributions to shareholders:
From net investment income	(0.20)

Net asset value, end of period	$10.11

Total Return(a)	3.09%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$155
Ratio of expenses to average daily net assets:
Before expense waiver	61.88%	*
After expense waiver	0.20%	*#
Net investment income (loss) to average daily net assets	3.81%	*
Portfolio turnover rate	0%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  79  –

MML BALANCED ALLOCATION FUND

	Initial Class
	Period ended 12/31/07+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11	***
Net realized and unrealized gain (loss) on investments	0.19

Total income from investment operations	0.30

Less distributions to shareholders:
From net investment income	(0.22)

Net asset value, end of period	$10.08

Total Return(a)	2.96%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$154
Ratio of expenses to average daily net assets:
Before expense waiver	61.68%	*
After expense waiver	0.20%	*#
Net investment income (loss) to average daily net assets	3.23%	*
Portfolio turnover rate	0%	**

MML MODERATE ALLOCATION FUND

	Initial Class
	Period ended 12/31/07+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11	***
Net realized and unrealized gain (loss) on investments	0.15

Total income from investment operations	0.26

Less distributions to shareholders:
From net investment income	(0.22)

Net asset value, end of period	$10.04

Total Return(a)	2.63%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$154
Ratio of expenses to average daily net assets:
Before expense waiver	61.59%	*
After expense waiver	0.20%	*#
Net investment income (loss) to average daily net assets	3.05%	*
Portfolio turnover rate	0%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  80  –

MML GROWTH ALLOCATION FUND

	Initial Class
	Period ended 12/31/07+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	***
Net realized and unrealized gain (loss) on investments	0.17

Total income from investment operations	0.25

Less distributions to shareholders:
From net investment income	(0.23)

Net asset value, end of period	$10.02

Total Return(a)	2.45%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$154
Ratio of expenses to average daily net assets:
Before expense waiver	61.40%	*
After expense waiver	0.20%	*#
Net investment income (loss) to average daily net assets	2.44%	*
Portfolio turnover rate	0%	**

MML AGGRESSIVE ALLOCATION FUND

	Initial Class
	Period ended 12/31/07+
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	***
Net realized and unrealized gain (loss) on investments	0.16

Total income from investment operations	0.22

Less distributions to shareholders:
From net investment income	(0.23)

Net asset value, end of period	$9.99

Total Return(a)	2.15%	**
Ratios / Supplemental Data:
Net assets, end of period (000’s)	$153
Ratio of expenses to average daily net assets:
Before expense waiver	61.22%	*
After expense waiver	0.20%	*#
Net investment income (loss) to average daily net assets	1.85%	*
Portfolio turnover rate	0%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  81  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds, including each of the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund primarily through its investments in the Underlying Funds, may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time. For purposes of the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund and MML Aggressive Allocation Fund, except as otherwise stated, references in this section to “the Funds,” “each Fund” or “a Fund” may relate to the Fund, one or more Underlying Funds, or both.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time.

As to repurchase agreements, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. As to reverse repurchase agreements, if the buyer files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Additional information about repurchase agreements and reverse repurchase agreements and related risks can be found in the Statement of Additional Information.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. This 33% limitation is pursuant to applicable SEC guidelines; this limitation may be increased up to 100% pursuant to the Funds’ fundamental investment restrictions should the SEC revise its guidelines. More information regarding the Funds’ fundamental investment restrictions can be found in the Funds’ Statement of Additional Information. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing. In addition, a Fund must recover any loaned securities in order to vote on matters affecting such securities.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate

–  82  –

and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The Funds may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to generate additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio. The Funds do not currently intend to use derivatives for purposes which the Funds’ investment adviser or sub-adviser would consider speculative.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund’s investment adviser or sub-adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s investment adviser or sub-adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the

–  83  –

changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Fund’s investment adviser or sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Fund’s investment adviser or sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

–  84  –

Trading

A Fund’s investment adviser or sub-adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the investment adviser or sub-adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the investment adviser’s or sub-adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return.

Indexing v. Active Management

Active management involves a Fund’s investment adviser or sub-adviser buying and selling securities based on research and analysis. Unlike the other Funds that are actively managed, the MML Small Cap Index Fund is an “index” fund – it tries to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although many “index” Funds are technically non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”) – see Non-Diversification Risk on page 56). An index fund’s performance generally is predictable in the sense that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization. To attempt to match the risk and return characteristics of the S&P SmallCap 600 Index as closely as possible for the MML Small Cap Index Fund, NTI, the Fund’s Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P SmallCap 600 Index using a process known as “optimization.” The Fund may not hold every one of the stocks in its target index. The Fund utilizes “optimization,” a statistical sampling technique, in an effort to run an efficient and effective strategy. Optimization entails that the Fund first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s investment adviser or sub-adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. A Fund also can buy “stripped” securities that are the

–  85  –

separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s investment adviser or sub-adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

MML Concentrated Growth Fund and MML Small Cap Index Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company generally is required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, each Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter each Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless a Fund’s investment adviser or sub-adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of

–  86  –

residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no

–  87  –

recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s investment adviser or sub-adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Policies

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

–  88  –

MML SERIES INVESTMENT FUND

1295 State Street

Springfield, Massachusetts 01111-0001

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). You may obtain free copies of this information from the Funds or from the SEC using one or more of the methods set forth below. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com.

From the SEC:  You may review and copy information about the Funds (including the Annual/Semiannual Reports and the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-2224.

MML SERIES INVESTMENT FUND

This Prospectus describes the following Funds.

•	MML Large Cap Value Fund
seeks both capital growth and income.

•	MML Equity Index Fund
seeks investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index.[1]

•	MML Growth Equity Fund
seeks long-term growth of capital and future income.

•	MML NASDAQ-100® Fund (formerly known as MML OTC 100 Fund)
seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.[2]

•	MML Small Cap Growth Equity Fund
seeks growth of capital over time by investing primarily in equity securities of smaller and medium-size companies with long-term growth potential.

•	MML Emerging Growth Fund
seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

1“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

2NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

PROSPECTUS

May 1, 2008, revised as of September 2, 2008

–  1  –

–  2  –

Summary Information

MML Series Investment Fund (the “Funds” or the “Trust”) provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 18.

•	Investment return over the past ten years, or since inception if the Fund is less than ten years old.

•	Average annual total returns for the last one-, five- and ten-year periods (or, shorter periods for newer Funds) and how the Fund’s performance compares to that of a comparable broad-based index.

•	Fees and Expenses.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Past Performance is not an indication of future performance.  There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

–  3  –

MML Large Cap Value Fund

Investment Objective

This Fund seeks both capital growth and income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by selecting businesses that possess characteristics that the Fund’s Sub-Adviser, Davis Selected Advisers, L.P. (“Davis”), believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis will normally invest at least 80% of the Fund’s net assets in common stock of companies with market capitalizations of at least $5 billion. The Fund’s investment strategy is to select these companies for the long-term. In the current market environment, Davis expects that current income will be low.

Using intensive research into company fundamentals, Davis looks for factors, both quantitative and qualitative, that it believes foster sustainable long-term business growth. While few companies will exhibit all of these qualities, Davis believes that nearly every company in which it invests has a majority and appropriate mix of these traits:

•	First-Class Management: Proven track record; significant personal ownership stake in business; smart appliers of technology to improve business and lower costs;

•	Strong Financial Condition and Profitability: Strong balance sheets; low cost structure/low debt; high returns on capital;

•	Strategic Positioning for the Long-Term: Non-obsolescent products/industries; dominant position in a growing market; global presence and brand names.

The Fund may also invest up to 20% of its total assets in foreign securities and may, but generally does not, use derivatives as a hedge against currency risks.

A security may be sold when Davis believes that the market price is greater that its estimate of intrinsic value. Davis may also sell if the risk of owning the security makes it no longer attractive.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Foreign Investment Risk, Currency Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 18.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 17.08% for the quarter ended June 30, 2003 and the lowest was -13.28% for the quarter ended September 30, 2001.

–  4  –

Average Annual Total Returns

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year		Five Years	Since Inception (5/1/00)
MML Large Cap Value Fund Initial Class		4.22%	13.53%	4.37%
MML Large Cap Value Fund Service Class(1)		3.98%	13.28%	4.12%

S&P 500® Index^		5.49%	12.82%	1.84%
Russell 1000® Value Index^^	-	0.17%	14.63%	7.17%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 1000® Value Index is an unmanaged index representative of stocks with a greater than average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)	Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.77%	.77%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	.25%
Other Expenses	.05%	.05%	(3)
Total Annual Fund Operating Expenses	.82%	1.07%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$84	$262	$455	$1,014
Service Class	$109	$340	$590	$1,306

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

–  5  –

MML Equity Index Fund

Investment Objective

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of companies that make up the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. As of February 29, 2008, the market capitalization range of the S&P 500 Index was $744.23 million to $468.29 billion.

The Fund generally purchases and sells securities in order to allocate the Fund’s investments among stocks in proportions that approximately match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares that contribute to the return of the S&P 500 Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A. (“NTI”), uses a process known as “optimization,” which is a statistical sampling technique. Using this technique, NTI may invest in a statistically selected sample of the securities found in the Index instead of buying every possible stock. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. (See discussion of “Optimization” on page 42). Therefore, the Fund may not hold every stock in the Index. NTI believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments, the performance of which is expected to correspond to the Index. The Fund may also use derivatives, such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” NTI believes that the use of these investments helps the Fund’s returns approach the returns of a fully invested portfolio, while enabling the Fund to keep cash on hand for liquidity purposes. NTI seeks a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in the value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 20.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk and Leveraging Risk.

These Risks are described beginning on page 18.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Class I Shares

During the periods shown above, the highest quarterly return was 21.29% for the quarter ended December 31, 1998 and the lowest was –17.39% for the quarter ended September 30, 2002.

–  6  –

Average Annual Total Returns

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Years	Ten Years
MML Equity Index Fund Class I	5.13%	12.37%	5.45%
MML Equity Index Fund Class II†	5.24%	12.55%	5.62%
MML Equity Index Fund Class III†	5.40%	12.70%	5.73%
MML Equity Index Fund Service Class I(1)	4.88%	12.12%	5.19%

S&P 500® Index^	5.49%	12.82%	5.91%

† Class II and III shares commenced operations May 1, 2000. Performance for Class II and Class III shares of the Fund is based on Class I shares adjusted to reflect Class II and Class III expenses.

(1) Performance for Service Class I shares of the Fund is based on Class I shares, adjusted to reflect Service Class I expenses. Service Class I shares of the Fund commenced operations on August 15, 2008.

^ The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of the larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Class I(1)	Class II(1)		Class III(1)		Service Class I
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.10%	.10%		.10%		.10%
Distribution and Service (Rule 12b-1) Fees(2)	N/A	N/A		N/A		.25%
Other Expenses	.35%	.24%		.10%		.35%	(3)
Total Annual Fund Operating Expenses	.45%	.34%		.20%		.70%

Less Expense Reimbursement	—	(.05%	)	(.05%	)	—
Net Fund Expenses(4)	.45%	.29%		.15%		.70%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$46	$144	$252	$567
Class II	$30	$104	$186	$426
Class III	$15	$59	$108	$250
Service Class I	$72	$224	$390	$871

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	For Classes I, II and III, the expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to bear the expenses (other than the management and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .05% of the average daily net asset values through April 30, 2009 for Classes I, II and III and through May 2, 2010 for Service Class I shares. The agreements cannot be terminated unilaterally by MassMutual. In addition, MassMutual has agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class II and Class III shares.

–  7  –

MML Growth Equity Fund

Investment Objective

This Fund seeks long-term growth of capital and future income.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks and securities convertible into common stocks of companies which Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), believes offer prospects for long-term growth.

In selecting securities, T. Rowe Price focuses on companies with a leading market position, seasoned management and strong financial fundamentals that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The investment approach reflects T. Rowe Price’s belief that solid company fundamentals (with an emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. It is anticipated that some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, foreign stocks, futures and options may also be purchased, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets. The Fund may engage in foreign currency transactions in order to protect against fluctuations in the values of holdings denominated in or exposed to other currencies, or to protect against adverse changes in the U.S. dollar equivalent value of investments it expects to make.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk, Leveraging Risk and Convertible Securities Risk.

These Risks are described beginning on page 18.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 14.86% for the quarter ended December 31, 2001 and the lowest was -21.59% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Year	Since Inception (5/3/99)
MML Growth Equity Fund
Initial Class	4.34%	7.33%	-0.77%
MML Growth Equity Fund
Service Class(1)	4.11%	7.09%	-0.89%

Russell 1000® Growth Index^	11.81%	12.11%	-0.17%

–  8  –

(1)	Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The Russell 1000® Growth Index is an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.80%		.80%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses	.30%		.30%	(3)
Total Annual Fund Operating Expenses	1.10%		1.35%

Less Expense Reimbursement	(.19%	)	(.19%	)
Net Fund Expenses(4)	.91%		1.16%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$93	$331	$588	$1,323
Service Class	$118	$409	$721	$1,607

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to bear the expenses (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .11% of the average daily net asset values through April 30, 2009 for Initial Class shares and through May 2, 2010 for Service Class shares. The agreements cannot be terminated unilaterally by MassMutual.

–  9  –

MML NASDAQ-100® Fund

Investment Objective

This Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®.

Principal Investment Strategies and Risks

This Fund seeks to achieve its objective by investing at least 80% of its net assets in the securities of companies included in the NASDAQ-100 Index. The NASDAQ-100 Index is a modified capitalization-weighted index composed of the 100 largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”). As of February 29, 2008, the market capitalization range of the NASDAQ-100 Index was $2.33 billion to $253.74 billion.

The Fund generally purchases and sells securities in order to allocate the Fund’s investments among stocks in proportions that approximately match their index weights. This is the primary strategy used by the Fund to achieve a capitalization-weighted total rate of return. Each company’s shares contribute to the Fund’s overall return in the same proportion as the value of the Company’s shares that contribute to the return of the NASDAQ-100 Index. However, the Fund’s Sub-Adviser, Northern Trust Investments, N.A. (“NTI”), uses a process known as “optimization,” which is a statistical sampling technique. Using this technique, NTI may invest in a statistically selected sample of the securities found in the Index instead of buying every possible stock. In doing so, NTI attempts to maximize the Fund’s liquidity and returns while minimizing its costs. (See discussion of “Optimization” on page 42). Therefore, the Fund may not hold every stock in the Index. NTI believes that this approach allows the Fund to run an efficient and effective strategy to maximize the Fund’s liquidity while minimizing transaction costs. The Fund may also invest in other instruments, the performance of which is expected to correspond to the Index. The Fund may also use derivatives, such as index futures and options, as described in “Additional Investment Policies and Risk Considerations.” NTI believes that the use of these investments helps the Fund’s returns approach the returns of a fully invested portfolio, while enabling the Fund to keep cash on hand for liquidity purposes.

The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund. As a result, an increase or decrease in value of a single stock could have a greater impact on the Fund’s net asset value and its total return. See “Non-Diversification Risk” on page 20.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Tracking Error Risk, Liquidity Risk, Derivative Risk, Non-Diversification Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

These Risks are described beginning on page 18.

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 34.88% for the quarter ended December 31, 2001 and the lowest was -36.36% for the quarter ended September 30, 2001.

–  10  –

Average Annual Total Returns

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Year	Since Inception (5/1/00)
MML NASDAQ-100 Fund
Initial Class	18.86%	16.10%	-7.78%
MML NASDAQ-100 Fund
Service Class(1)	18.63%	15.84%	-8.03%

NASDAQ-100 Index®^	18.67%	16.20%	-7.45%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ NASDAQ-100 Index® is a registered service mark of The NASDAQ Stock Market, Inc. (“NASDAQ”). The NASDAQ-100 Index is composed and calculated by NASDAQ without regard to the Fund. NASDAQ makes no warranty, express or implied, regarding, and bears no liability with respect to, the NASDAQ-100 Index or its use or any data included therein. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.45%		.45%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses	.54%		.54%	(3)
Total Annual Fund Operating Expenses	.99%		1.24%

Less Expense Reimbursement	(.43%	)	(.43%	)
Net Fund Expenses(4)	.56%		.81%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$57	$272	$505	$1,174
Service Class	$83	$351	$640	$1,462

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to bear the expenses (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .11% of the average daily net asset values through April 30, 2009 for Initial Class shares and through May 2, 2010 for Service Class shares. The agreements cannot be terminated unilaterally by MassMutual.

–  11  –

MML Small Cap Growth Equity Fund

Investment Objective

This Fund seeks long-term capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity and defensive purposes. Normally, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations, at the time of purchase, fall within the range of companies in the Russell 2000® Index or the S&P SmallCap 600 Index – (as of February 29, 2008, the market capitalization ranges of the indices were $24.61 million to $7.67 billion and $64.79 million to $5.26 billion, respectively). The range of capitalizations of companies included in each index will fluctuate as market prices increase or decrease. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio, but not necessarily equal weighted. Each Sub-Adviser will not automatically sell the stock of a company it already owns just because the company’s market capitalization no longer falls within the range of companies in either index. The Fund may invest up to 20% of its total assets in foreign securities. Foreign securities may include securities of issuers in both developed and emerging countries, and may consist of securities denominated in U.S. dollars or in foreign currencies. In pursuing its investment strategy, the Fund may (but it is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts.

Wellington Management Company, LLP (“Wellington Management”) employs two investment approaches: one used by Kenneth Abrams and one used by Steven Angeli.

Wellington Management’s investment approach used by Mr. Abrams emphasizes its own proprietary fundamental research and bottom-up stock selection to identify what it believes to be the best small-capitalization companies. It is anticipated that these companies will generally share several common characteristics: financial strength; top market share; significant insider ownership; a high level of focus on core businesses; favorable industry dynamics; and significant potential appreciation over a three-year time horizon.

Wellington Management’s investment approach used by Mr. Angeli employs its own proprietary fundamental research and bottom-up stock selection to identify small-capitalization growth companies believed to have significant appreciation potential. This approach looks at both the life-cycle of a company and its fundamental characteristics. Companies whose stocks are purchased for the Fund generally will share several common characteristics: sustainable revenue growth; superior market position; positive financial trends; and high quality management.

Both of the investment approaches employed by Wellington Management will generally sell companies from the Fund when: target prices are reached; detailed evaluation suggests that future upside potential is limited; company fundamentals are no longer attractive; superior purchase candidates are identified; or market capitalization ceilings are exceeded.

Waddell & Reed Investment Management Company (“Waddell & Reed”) uses a bottom-up process of stock selection, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 15-20%+, pre-tax margins of 20%+, and low-debt capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur, and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed typically buys companies with an anticipated 3-5 year holding period, and therefore expects its portion of the Fund’s portfolio typically to have lower than 50% annual turnover. Waddell & Reed may sell a company if its fundamentals decline, the original investment thesis is no longer valid or if, in Waddell & Reed’s view, the company’s valuation is deemed too high.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

These Risks are described beginning on page 18.

–  12  –

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 26.95% for the quarter ended December 31, 2001 and the lowest was -28.17% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year		Five Year	Since Inception (5/3/99)
MML Small Cap Growth Equity Fund Initial Class		9.66%	17.56%	8.76%
MML Small Cap Growth Equity Fund Service Class(1)		9.41%	17.30%	8.41%

Russell 2000® Growth Index^		7.06%	16.50%	4.04%
Russell 2000 Index^^	-	1.56%	16.25%	8.16%

(1)	Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The Russell 2000® Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index companies (representing small-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 2000 Index is a widely recognized, unmanaged index representative of common stocks of smaller capitalized, U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.07%		1.07%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses(3)	.08%		.08%	(4)
Total Annual Fund Operating Expenses	1.15%	(5)	1.40%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$117	$365	$633	$1,398
Service Class	$143	$443	$766	$1,680

–  13  –

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other Expenses include Acquired Fund fees and expenses, which represent approximate expenses borne indirectly by the Fund in its most recent fiscal year through investments in other pooled investment vehicles. The amount of Acquired Fund fees and expenses may change in the coming year due to a number of factors including, among others, a change in allocation of the Fund’s investments among other pooled investment vehicles.

(4)	Other expenses are based on estimated amounts for the first fiscal year.

(5)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” table in this prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

–  14  –

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Emerging Growth Fund

Investment Objective

This Fund seeks capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in smaller, rapidly growing emerging growth companies, which may include companies growing earnings per share and/or revenues at above average rates. For this Fund, emerging growth companies are those whose market capitalizations, at the time of purchase, are less than or equal to the capitalization of the company with the largest capitalization in the Russell 2000® Index or the S&P SmallCap 600 Index – as of February 29, 2008, $7.67 billion. The identity or capitalization of the company with the largest capitalization in either index will fluctuate as market prices increase or decrease. The Fund is not required to sell the stock of a company it already owns just because the company’s market capitalization grows outside the range of companies in either index. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (primarily common stocks) of these emerging growth companies. The Fund will generally invest in industry segments experiencing rapid growth and will likely have a portion of its assets in technology and technology-related stocks. The Fund may invest in both domestic and foreign securities. The Fund may invest up to 20% of its total assets in foreign securities. Foreign securities may include securities of issuers in both developed and emerging countries, and may consist of securities denominated in U.S. dollars or in foreign currencies. The Fund may also use derivative instruments, including futures and options, in pursuing its investment strategy. The Fund is managed by two Sub-Advisers, each being responsible for a portion of the portfolio, but not necessarily equal weighted.

Delaware Management Company (“DMC”) uses a bottom-up approach to security selection that seeks companies with high-expected growth in earnings and revenues, which are believed to be, or are expected to be, leaders in their respective industries. DMC searches for outstanding performance of individual stocks before considering the impact of economic trends. DMC looks at historical factors such as price-to-earnings ratios, price-to-book, price-to-free cash flow and revenues, as well as historic and projected earnings and growth rates as DMC strives to determine how attractive a company is relative to other companies.

DMC researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors DMC thinks are best for the Fund. Once DMC identifies securities that have attractive characteristics, it further evaluates the company by looking at the capability of the management team, the strength of the company’s position within its industry, the potential for the company to develop new products or markets, how high the company’s return on equity is, and how stringent the company’s financial and accounting polices are.

DMC relies on its own research in selecting securities for the portfolio. That research may include one-on-one meetings with executives, company competitors, industry experts and customers. DMC’s goal is to select companies that it believes are likely to perform well over an extended time frame. DMC may sell a security when it believes company fundamentals change or weaken, or when a company suffers earnings reversals.

Insight Capital Research & Management, Inc. (“Insight Capital”) uses a disciplined, three-step process to evaluate the investable domestic universe of actively traded public companies. The process includes quantitative analysis, fundamental analysis, and a stock price performance analysis. Insight Capital’s approach to portfolio construction is based entirely on a “bottom-up” approach. Insight Capital typically invests in a portfolio containing 40-60 stocks.

Insight Capital considers companies that it believes:

•	are rapidly growing in sales and earnings;

•	show attractive relative risk/return characteristics;

•	have highly defensible competitive advantages;

•	have strong management teams; and

•	have stocks with good relative performance.

Insight Capital may sell a security when in its view the security’s performance deteriorates relative to the market. A security may also be sold if the company’s fundamental attractiveness weakens – this may include slowing earnings growth, or a prospective slowing of earnings growth.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller and Mid-Cap Company Risk, Growth Company Risk, Leveraging Risk and Portfolio Turnover Risk.

These Risks are described beginning on page 18.

–  16  –

Annual Performance

The bar chart shows the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

Initial Class Shares

During the periods shown above, the highest quarterly return was 30.02% for the quarter ended December 31, 2001 and the lowest was -30.65% for the quarter ended September 30, 2001.

Average Annual Total Returns

(for the periods ended December 31, 2007)

The table shows the risks of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods. The returns shown are net of Fund expenses, but do not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. The returns would be lower if those fees and expenses were included.

	One Year	Five Year	Since Inception (5/1/00)
MML Emerging Growth Fund Initial Class	17.81%	15.92%	-3.83%
MML Emerging Growth Fund Service Class(1)	17.56%	15.67%	-4.09%

Russell 2000® Growth Index^	7.06%	16.50%	0.92%

(1) Performance for Service Class shares of the Fund is based on Initial Class shares, adjusted to reflect Service Class expenses. Service Class shares of the Fund commenced operations on August 15, 2008.

^ The Russell 2000® Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell 2000 Index companies (representing small-capitalization U.S. common stocks) with higher price-to-book ratios and forecasted growth rates. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

Expense Information

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.

	Initial Class(1)		Service Class
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	1.05%		1.05%
Distribution and Service (Rule 12b-1) Fees(2)	N/A		.25%
Other Expenses	.39%		.39%	(3)
Total Annual Fund Operating Expenses	1.44%		1.69%

Less Expense Reimbursement	(.19%	)	(.19%	)
Net Fund Expenses(4)	1.25%		1.50%

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$127	$437	$769	$1,708
Service Class	$153	$514	$900	$1,982

The Fund does not impose any Shareholder Fees. Therefore, the figures shown would be the same whether you sold your shares at the end of a period or kept them, although this does not include any surrender charges that may be imposed if you withdraw the proceeds from your variable life insurance or variable annuity contract.

(1)	The expenses in the above table are based on expenses for the fiscal year ended December 31, 2007.

(2)	Rule 12b-1 Fees reflect current fees in effect that the Fund’s Board of Trustees has determined not to raise through at least May 2, 2010.

(3)	Other expenses are based on estimated amounts for the first fiscal year.

(4)	The expenses in the above table reflect written agreements by MassMutual to bear the expense (other than the management fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) in excess of .20% of the average daily net asset values through April 30, 2009 for Initial Class shares and through May 2, 2010 for Service Class shares. The agreements cannot be terminated unilaterally by MassMutual.

–  17  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio are called “Principal Risks.” These Principal Risks are summarized in this section. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•

Market Risk.  Market risk is the general risk of unfavorable market-induced changes in the value of a security. In the case of stocks and other equity securities (including convertible securities), market risk is the result of a number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities.

Funds that maintain substantial exposure to equities and do not attempt to time the market face the possibility that stock market prices in general will decline over short or even extended periods, subjecting these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•

Credit Risk.  This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be, or will be perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations, or that a debt security’s rating will be downgraded by a credit rating agency. There are varying degrees of credit risk, which are often reflected in credit ratings.

•

Management Risk.  Management risk is the chance that poor security selection will cause a Fund to underperform relative to other funds with similar investment objectives. Each Fund’s Sub-Adviser manages the Fund according to traditional methods of active investment management, that is, by buying and selling securities based upon economic, financial and market analysis and investment judgment. The Sub-Advisers may fail to ascertain properly the appropriate mix of securities for any particular economic cycle. Each Fund’s Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee they will produce the desired result.

Also, the timing of movements from one type of security to another could have a negative effect on the overall investment performance of a Fund. The performance of an investment in certain types of securities may depend more on a Sub-Adviser’s analysis than would be the case for other types of securities.

For Funds with multiple Sub-Advisers, there is no guarantee that the Fund’s investment adviser will make the most advantageous allocation of a Fund’s portfolio between or among a Fund’s multiple sub-advisers.

•

Tracking Error Risk.  There are several reasons that the MML Equity Index Fund’s or the MML NASDAQ-100 Fund’s performance may not track the relevant Index exactly. Unlike the Index, each Fund incurs administrative expenses and transaction costs in trading stocks. The composition of the Index and the stocks held by the Fund may occasionally diverge. The timing and magnitude of cash inflows from investors buying shares could create balances of

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations.” Those sections also include more information about the Funds, their investments and the related risks.

–  18  –

uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require ready reserves of uninvested cash. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” Index.

The Funds are also subject to risk because, unlike with an actively managed fund, the portfolio manager for a fund tracking an index does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that based on market and economic conditions, each Fund’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

•

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to sell. The ability of a Fund to dispose of such illiquid securities at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold them. In addition, a Fund, by itself or together with other accounts managed by the Sub-Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. Investments in derivatives, structured assets such as mortgage-backed and asset-backed securities, foreign securities and securities having small market capitalization, substantial market and/or credit risk, and unregistered or restricted securities tend to involve greater liquidity risk.

•

Derivative Risk.  A Fund may, but will not necessarily, use derivatives, which are financial contracts whose values depend upon, or are derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies, credit exposures, currency exchange rates, commodities, related indexes or other assets. The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of potential risks. Derivative products are highly specialized instruments that may require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument or index but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. (For example, successful use of a credit default swap may require, among other things, an understanding of both the credit of the company to which it relates and of the way the swap is likely to respond to changes in various market conditions and to factors specifically affecting the company.) The use of derivatives involves the risk that a loss may be sustained as a result of the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile. When a Fund uses a derivative instrument, it could lose more than the principal amount invested. Since the values of derivatives are calculated and derived from the values of other assets, reference rates, or indexes, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates or indexes they are designed to hedge or to track closely, and the risk that a derivative transaction may not have the effect the Fund’s investment adviser anticipated. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Use of derivatives may increase the amount of taxes payable by shareholders. Although the use of derivatives is

–  19  –

intended to enhance a Fund’s performance, it may instead reduce returns and increase volatility.

•

Non-Diversification Risk.  Diversification is a way for a Fund to reduce its risk. It means that the Fund invests in securities of a broad range of companies. A “non-diversified” Fund may purchase larger positions in a smaller number of issuers. Therefore, the increase or decrease in the value of a single issuer will have a greater impact on the Fund’s net asset value. In addition, the Fund’s net asset value can be expected to fluctuate more than a comparable diversified fund. This fluctuation can also affect the Fund’s performance. The MML Equity Index Fund and the MML NASDAQ-100 Fund are considered non-diversified Funds. The MML Equity Index Fund and the MML NASDAQ-100 Fund attempt to satisfy their investment objectives of replicating a particular index by purchasing the securities in the index without regard to how much of each security the Fund buys.

•

Foreign Investment Risk.  Funds investing in foreign securities may experience more rapid and extreme changes in value than funds that invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. There may be less information publicly available about a foreign company than about a comparable domestic company, and many foreign companies are not subject to accounting, auditing, or financial reporting standards and practices comparable to those in the United States. Also, nationalization, expropriation or confiscatory taxation, foreign withholding or other taxes, restrictions or prohibitions on repatriation of foreign currencies, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. In addition, foreign brokerage commissions and other fees also are generally higher than in the United States.

Some Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs, which may be sponsored or unsponsored, represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•

Emerging Markets Risk.  Some Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments to be consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging market countries may have higher relative rates of inflation than developed countries and may be more likely to experience political unrest and economic instability. Many emerging market countries have experienced substantial rates of inflation for many years, which may have adverse effects on the economies and the securities markets of those countries. Investments in emerging market countries could be subject to expropriation of assets, which could wipe out the entire value of a Fund’s investment in that market. Emerging market debt securities are often rated below investment grade (often referred to as “junk bonds”), reflecting increased risk of issuer default or bankruptcy. Political and economic turmoil could raise the possibility that trading of securities will be halted. Emerging markets also may be concentrated towards particular industries. Countries heavily dependent on trade

–  20  –

face additional threats from the imposition of trade barriers and other protectionist measures. Emerging market countries have a greater risk than developed countries of currency depreciation or devaluation relative to the U.S. dollar, which could adversely affect any investment made by a Fund. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions, making it harder for a Fund to buy and sell securities. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•

Currency Risk.  A Fund is subject to currency risk to the extent that it invests in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns a U.S. investor would receive on foreign investments. A Fund may, but will not necessarily, engage in foreign currency transactions in order to protect the value of portfolio holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•

Smaller and Mid-Cap Company Risk.  Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Such companies may have been recently organized and have little or no track record of success. Also, a Fund’s Sub-Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Although mid-cap companies are larger than smaller companies, they may have many of the same risks.

•

Growth Company Risk.  Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. The Funds have the risk that the market may deem their stock prices overvalued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in price declines.

•

Value Company Risk.  The value investment approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

•

Over-the-Counter Risk.  OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

•

Leveraging Risk.  When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of

–  21  –

leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. A Fund may take on leveraging risk by investing collateral from securities loans, by using derivatives, by entering into reverse repurchase agreements and by borrowing money to repurchase shares or to meet redemption requests. A Fund’s use of derivatives may also create investment leverage in its portfolio. Leveraging may increase the assets on which the investment adviser’s fee is based.

•	Convertible Securities Risk. Because convertible securities can be converted into equity securities, their value normally will vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than non-convertible fixed income securities of similar credit quality and maturity. A Fund’s investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially or it would otherwise be disadvantageous to do so.

•

Portfolio Turnover Risk.  Changes are made in a Fund’s portfolio whenever the Sub-Adviser believes such changes are desirable. Short-term transactions may result from liquidity needs, securities having reached a price objective, purchasing securities in anticipation of relatively short-term price gains, changes in the outlook for a particular company or by reason of economic or other developments not foreseen at the time of the investment decision. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Consequently, a Fund’s portfolio turnover may be high. Increased portfolio turnover rates will result in higher costs from brokerage commissions, dealer-mark-ups and other transaction costs and may also result in a higher percentage of short-term capital gains and a lower percentage of long-term capital gains as compared to a fund that trades less frequently. Such costs are not reflected in the Funds’ Total Annual Fund Operating Expenses set forth under the “Expense Information” tables but do have the effect of reducing a Fund’s investment return. Because short-term capital gains are distributed as ordinary income, this generally increases tax liability unless shares are held through a tax-deferred or exempt account. Higher costs associated with increased portfolio turnover may offset gains in a Fund’s performance.

–  22  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times, and the Funds may have non-Principal risks that are not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Tracking Error Risk	Liquidity Risk	Derivative Risk	Non- Diver- sification Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller and Mid-Cap Company Risk	Growth Company Risk	Value Company Risk	Over- the- Counter Risk	Lever- aging Risk	Convertible Securities Risk	Port- folio Turn- over Risk

MML Large Cap Value Fund	X	X	X					X		X			X		X

MML Equity Index Fund	X	X		X	X	X	X								X

MML Growth Equity Fund	X	X	X		X	X		X		X		X			X	X

MML NASDAQ- 100 Fund	X	X		X	X	X	X				X	X		X	X

MML Small Cap Growth Equity Fund	X	X	X		X	X		X	X	X	X	X		X	X

MML Emerging Growth Fund	X	X	X		X	X		X	X	X	X	X			X		X

–  23  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad portfolio of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2007, MassMutual, together with its subsidiaries, had assets under management in excess of $505 billion.

In 2007, each Fund paid MassMutual an investment management fee based on a percentage of its average daily net assets as follows: MML Large Cap Value Fund, .77%; MML Equity Index Fund, Class I, Class II and Class III, .10%; MML Growth Equity Fund, .80%; MML NASDAQ-100 Fund, .45%; MML Small Cap Growth Equity Fund, 1.07%; and MML Emerging Growth Fund, 1.05%.

A discussion regarding the basis for the Board of Trustees approving any investment advisory contracts of the Funds is available in the Funds’ semi-annual report to shareholders dated June 30, 2008.

The MassMutual Retirement Services Investment Services Group is responsible for determining the allocation of portfolio assets and/or cash flows among Sub-Advisers for those Funds with multiple sub-advisers.

MassMutual contracts with the following Sub-Advisers to help manage the Funds:

Davis Selected Advisers, L.P. (“Davis”), located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, manages the investments of the MML Large Cap Value Fund. As of December 31, 2007, Davis had approximately $105 billion in assets under management.

Christopher C. Davis

is a portfolio manager of the MML Large Cap Value Fund. Mr. Davis serves as portfolio manager for a number of equity funds managed by Davis. Mr. Davis has served as a portfolio manager since 1995. Previously, Mr. Davis served as a research analyst at Davis beginning in 1989.

Kenneth C. Feinberg

is a portfolio manager of the MML Large Cap Value Fund. Mr. Feinberg serves as portfolio manager for a number of equity funds managed by Davis. Mr. Feinberg has served as a portfolio manager since 1998. Previously, Mr. Feinberg served as a research analyst at Davis, beginning in 1994.

Delaware Management Company (“DMC”), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, Pennsylvania 19103, manages a portion of the portfolio of the MML Emerging Growth Fund. DMC is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. (“Delaware Investments”). As of December 31, 2007, Delaware Investments had more than $150 billion in assets under management.

Marshall T. Bassett

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Bassett, a Senior Vice President and Chief Investment Officer — Emerging Growth Equity, joined Delaware Investments in 1997 and leads the firm’s Emerging Growth Equity team, which focuses on small-, mid- and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth Equity team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company.

–  24  –

Barry S. Gladstein

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Gladstein, a Chartered Financial Analyst, is a Vice President and Portfolio Manager. He joined Delaware Investments in 1995 and is a portfolio manager in the energy, industrials and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young.

Christopher M. Holland

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Holland, a Vice President and Portfolio Manager, joined Delaware Investments in 2001 and is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year.

Steven T. Lampe

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Lampe, Chartered Financial Analyst and a Certified Public Accountant, is a Vice President and Portfolio Manager. He joined Delaware Investments in 1995 and is a portfolio manager in the business and financial services and healthcare sectors of the firm’s Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms.

Rudy D. Torrijos III

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Torrijos, a Vice President and Portfolio Manager, joined Delaware Investments in July 2005 where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles.

Michael S. Tung, M.D.

is a portfolio manager of a portion of the MML Emerging Growth Fund. Dr. Tung is a Vice President, Portfolio Manager and Equity Analyst. He handles research and analysis and portfolio management in the healthcare sector for the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments in November 2006 as an equity analyst covering the technology and healthcare sectors for the firm’s Emerging Markets team, Dr. Tung worked for 20 months as a vice president at the Galleon Group, performing fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. Dr. Tung began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School.

Lori P. Wachs

is a portfolio manager of a portion of the MML Emerging Growth Fund. Ms. Wachs, a Chartered Financial Analyst, is a Vice President and Portfolio Manager. She joined Delaware Investments in 1992 and is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992.

Insight Capital Research & Management, Inc. (“Insight Capital”), located at 2121 N. California Blvd., Suite 560, Walnut Creek, California 94596, manages a portion of the portfolio of the MML Emerging Growth Fund. Insight Capital is an employee-owned investment firm. As of December 31, 2007, Insight Capital had approximately $1.2 billion in assets under management.

–  25  –

Lee Molendyk

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Molendyk, a Chartered Financial Analyst, is a Vice President and Portfolio Manager. He is a Co-Portfolio Manager and Equity Analyst for the All-Cap Growth/Small-Cap Growth Portfolio Team. He is also a member of Insight Capital’s Investment Committee. Prior to joining Insight Capital in 1999, he worked as a Financial Advisor at Morgan Stanley.

Lance Swanson

is a portfolio manager of a portion of the MML Emerging Growth Fund. Mr. Swanson, a Vice President and Portfolio Manager, is a Co-Portfolio Manager and Equity Analyst for the All-Cap Growth/Small-Cap Growth Portfolio team. He is also a member of Insight’s Investment Committee. Mr. Swanson first joined Insight in 1996. From late 2000 until early 2002, he worked for Thomas Weisel Partners in San Francisco and then rejoined Insight in 2002.

Northern Trust Investments, N.A. (“NTI”), located at 50 South LaSalle Street, Chicago, IL 60603, manages the investments of the MML Equity Index Fund and the MML NASDAQ-100 Fund. It is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a wholly-owned subsidiary of The Northern Trust Company (“TNTC”). TNTC is an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, TNTC administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. TNTC is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2007, NTI and its affiliates had assets under custody of $4.1 trillion, and assets under investment management of $757.2 billion.

Brent Reeder

is primarily responsible for the day-to-day management of the MML Equity Index Fund and the MML NASDAQ-100 Fund. Mr. Reeder is a Senior Vice President of NTI where he is responsible for the management of various equity and equity index portfolios. Mr. Reeder joined NTI in 1993, and has been a member of the quantitative management group for domestic index products and manages quantitative equity portfolios.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MML Growth Equity Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. As of December 31, 2007, T. Rowe Price had approximately $400 billion in assets under management.

Larry J. Puglia

is the portfolio manager for the MML Growth Equity Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Waddell & Reed Investment Management Company (“Waddell & Reed”), located at 6300 Lamar, Overland Park, Kansas 66202, manages a portion of the portfolio of the MML Small Cap Growth Equity Fund. As of December 31, 2007, Waddell & Reed had more than $63 billion in assets under management.

Mark G. Seferovich

is responsible, along with Mr. McQuade, for the day-to-day management of a portion of the MML Small Cap Growth Equity Fund. Mr. Seferovich, a Chartered Financial Analyst, is a senior vice president of

–  26  –

Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

Kenneth G. McQuade

A vice president and assistant portfolio manager for Waddell & Reed, Mr. McQuade, along with Mr. Seferovich, is responsible for the day-to-day management of a portion of the MML Small Cap Growth Equity Fund. Mr. McQuade is also portfolio manager of the Waddell & Reed Target Small Cap Growth Portfolio and assistant portfolio manager of Waddell & Reed’s small cap style. He joined Waddell & Reed in 1997 as an investment analyst. Prior to joining Waddell & Reed, Mr. McQuade worked as an associate healthcare investment analyst at A.G. Edwards & Sons.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices located at 75 State Street, Boston, Massachusetts, 02109, manages a portion of the portfolio of the MML Small Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

Kenneth L. Abrams

has served as portfolio manager of the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization opportunities style since 2001. Mr. Abrams is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1986.

Daniel J. Fitzpatrick

has been involved in portfolio investment and securities analysis for the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization opportunities style since 2001. Mr. Fitzpatrick, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 1998.

Steven C. Angeli

has served as portfolio manager of the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization growth style since 2004. Mr. Angeli, a Chartered Financial Analyst, is a Senior Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 1994.

Mario E. Abularach

has been involved in portfolio management and securities analysis for the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006. Mr. Abularach, a Chartered Financial Analyst, is a Vice President and Equity Research Analyst of Wellington Management and joined the firm as an investment professional in 2001.

Stephen C. Mortimer

has been involved in portfolio management and securities analysis for the portion of the MML Small Cap Growth Equity Fund managed in the small capitalization growth style since 2006. Mr. Mortimer is a Vice President and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2001.

The Trust’s Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of securities in the relevant Fund.

–  27  –

MassMutual has received exemptive relief from the Securities and Exchange Commission (“SEC”) to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it would allow MassMutual to remove and replace a sub-adviser in a quick, efficient and cost effective fashion when, for example, its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

–  28  –

About the Shares – Multiple Class Information

Each Fund, other than the MML Equity Index Fund, offers two classes of shares: Initial Class and Service Class shares. MML Equity Index Fund offers four classes of shares: Class I, Class II, Class III and Service Class I shares. Class I is a redesignation of the shares of the MML Equity Index Fund prior to May 1, 2000. From and after May 1, 2000, Class I shares are available only in connection with variable annuity contracts issued by registered separate accounts owned by MassMutual or its life insurance affiliates. Initial Class shares, Class II shares, Service Class shares and Service Class I shares are available in connection with variable annuity contracts issued by registered separate accounts owned by MassMutual or its life insurance affiliates, certain variable life insurance policies issued by registered separate accounts owned by MassMutual or its life insurance affiliates, and in connection with certain privately offered separate investment accounts owned by MassMutual or its life insurance affiliates. Class III shares are available only in connection with certain privately offered separate accounts owned by MassMutual or its life insurance affiliates. Separate investment accounts which owned shares of the MML Equity Index Fund prior to May 1, 2000 have the right to exchange their shares, if appropriate, for Class II shares.

The different Classes have different fees and expenses resulting from their separate arrangements for administrative, shareholder and distribution services but that are not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact your registered representative.

Except as described below, all Classes of shares of the Funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class that has adopted a Rule 12b-1 plan will bear the expense of the payments that would be made pursuant to that Rule 12b-1 plan, and only that Class will be entitled to vote on matters pertaining to that Rule 12b-1 plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because the Classes will have different expenses, they will likely have different share prices.

Distribution and Service (Rule 12b-1) Fees

Service Class and Service Class I shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of the investor’s money is invested in the Fund or Funds of the investor’s choice. The Funds have adopted a Rule 12b-1 Plan for Service Class and Service Class I shares of the Funds. Under the Plan, each Fund is permitted to pay distribution and service fees at the annual rate not to exceed 0.35%, in the aggregate, of that Fund’s average daily net assets attributable to Service Class or Service Class I shares. However, each Fund will initially pay distribution and service fees at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Service Class or Service Class I shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Service Class and Service Class I shares and for related expenses. Service fees may be paid to brokers or other financial intermediaries for providing personal services to Service Class and Service Class I shareholders and/or maintaining Service Class and Service Class I shareholder accounts and for related expenses.

Initially, all payments under the Plan will be made by the Funds to MML Distributors, LLC (the “Distributor”), which will, in turn, pay out all of the amounts it receives. The Distributor will pay substantially all of the amounts it receives to MassMutual, which will be used to pay continuing compensation for services provided by MassMutual agents and third party firms. The remaining portion will be paid to MassMutual as compensation for its promotional services in respect of the Funds, and to reimburse MassMutual for expenses incurred by it in connection with promoting the Funds. It is expected that all payments under the Plan will be made to MassMutual, which will disburse or retain amounts from those payments solely at the instruction of the Distributor.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Service Class and Service Class I shares and may cost you more than other types of sales charges.

–  29  –

Investing In The Funds

Buying and Redeeming Shares

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public.

The shares of each Fund are sold at their net asset value (“NAV”) as next computed after receipt of the purchase order, without the deduction of any selling commission or “sales load.” The Funds generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after your order is received in good form by the Funds or MassMutual. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order (generally within one business day) and can suspend purchases if it is in their best interest.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

The Funds redeem their shares at their next NAV computed after your redemption request is received and accepted by the Funds or MassMutual. You will usually receive payment for your shares within seven days after your written redemption request is received in good form. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

The redemption price may be paid in cash or wholly or partly in kind if the Funds determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, a Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Limits on Frequent Trading and Market-Timing Activity

The Funds are not designed to serve as vehicles for frequent trading or market timing trading activity. The Funds consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all of a Fund’s shareholders, including long-term shareholders who do not engage in these activities. Any Funds investing in foreign securities, small capitalization securities and below investment grade securities (also known as “junk bonds”), may be particularly susceptible to frequent trading and market timing activities and their resulting disruptions due to the difficulty of pricing such securities.

The Funds’ shareholders are separate investment accounts of variable life insurance and variable annuity contracts sponsored by MassMutual and certain of its affiliates. In the case of each Fund, the separate accounts aggregate the purchase and sale information of individual contract holders and provide the information to each Fund on a net basis. Accordingly, it is difficult or impossible for the Funds to determine if a particular contract holder is engaging in frequent trading or market timing activities, and the Funds do not impose specific restrictions on trading of Fund shares in order to deter such activities.

Instead, as a result of these limitations, the Funds rely on the capabilities, policies and procedures of MassMutual to discourage frequent trading and market timing trading activity, and not to accommodate frequent purchases and sales of shares within a Fund or transfers of shares between Funds. MassMutual has adopted policies and procedures to help identify those individuals or entities that may be engaging in frequent trading and/or market timing trading activities. MassMutual monitors trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite MassMutual’s efforts to prevent frequent trading and the market timing of Funds among the subaccounts of the separate accounts, there can be no assurance that MassMutual will be

–  30  –

able to identify all those who trade frequently or employ a market timing strategy, and curtail their trading in every instance.

If MassMutual determines that a contract owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, MassMutual will not allow the contract owner to submit transfer requests by overnight mail, facsimile transmissions, telephone, internet, or any other type of electronic medium. Additionally, MassMutual may reject any single trade that MassMutual determines to be abusive or harmful to a Fund. It is possible that activity that MassMutual determines is not frequent trading or market timing may nonetheless adversely affect long-term shareholders of the Funds.

MassMutual, in the future, may take various restrictive actions designed to prevent the employment of a frequent trading or market timing strategy, including not accepting transfer instructions from a contract owner or other person authorized to conduct a transfer; limiting the number of transfer requests that can be made during a contract year; and requiring the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund. MassMutual will apply any restrictive action it takes uniformly to all contract owners it believes are employing a frequent trading or market timing strategy. As noted above, however, these restrictive actions may not be effective in deterring frequent trading or market timing activity. For more information on restrictions specific to your variable annuity and/or variable life insurance contracts, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus.

Determining Net Asset Value

The Funds generally value portfolio securities based on market value. For example, equity securities and long-term bonds are valued on the basis of valuations provided by one or more pricing services approved by the Funds’ Board of Trustees. Short-term securities with more than 60 days to maturity from the date of purchase are valued at fair market value. Money market securities with a maturity of 60 days or less are generally valued at their amortized cost.

Valuation methods approved by the Funds’ Board of Trustees which are intended to reflect fair value may be used by the Trust’s Valuation Committee when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

The Funds’ valuation methods are more fully described in the Statement of Additional Information.

–  31  –

Taxation and Distributions

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. Assuming the Funds so qualify, none of the Funds will be subject to federal income tax on any net income or any capital gains that are distributed or deemed to have been distributed to shareholders.

Distributions, if any, are declared and paid annually by each Fund. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Generally, owners of variable life insurance and variable annuity contracts are not taxed currently on income or gains realized with respect to such contracts. However, distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 years may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the Funds in which these accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund does not meet these requirements, income from the contracts would be taxable currently to the holders of such contracts.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds. Please refer to the prospectuses of the separate accounts with interests in the Funds for a discussion of the tax consequences of variable annuity and variable life insurance contracts.

–  32  –

Investment Performance

From time to time, each of the Funds may advertise investment performance figures. These figures are based on historical earnings and should not be used to predict the future performance of a Fund.

Yields and total returns shown for the Funds are net of the Funds’ operating expenses, but do not take into account charges and expenses attributable to the variable annuity or variable life insurance contracts through which you invest. These expenses reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Funds and when comparing the yields and returns of the Funds with those of other mutual funds.

The yield for each Fund refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining the average annual compounded rate of return that an investment in the Fund earned over a specified period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time assuming reinvestment of all distributions. Total return and holding period return differ from yield. The return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. The difference between total return and holding period return is that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

–  33  –

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years (or shorter periods for newer Funds). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. Any such charges and expenses would reduce the total return figures for the periods shown. This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available on request.

MML LARGE CAP VALUE FUND

	Initial Class
	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of year	$12.80	$11.27	$10.38		$9.35		$7.26

Income (loss) from investment operations:
Net investment income (loss)	0.15 ***	0.09 ***	0.09	***	0.06		0.06
Net realized and unrealized gain (loss) on investments	0.39	1.52	0.87		1.04		2.09

Total income from investment operations	0.54	1.61	0.96		1.10		2.15

Less distributions to shareholders:
From net investment income	(0.13)	(0.08)	(0.07)		(0.07)		(0.06)
Tax return of capital	-	-	(0.00	)†	-		-

Total distributions	(0.13)	(0.08)	(0.07)		(0.07)		(0.06)

Net asset value, end of year	$13.21	$12.80	$11.27		$10.38		$9.35

Total Return(a)	4.22%	14.18%	9.38%		11.79%		29.60%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$290,938	$216,821	$133,756		$82,898		$57,275
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	0.85%	0.89%		0.87%		0.92%
After expense waiver	N/A	N/A	N/A		0.87%	(b)#	0.90%	(b)#
Net investment income (loss) to average daily net assets	1.10%	0.80%	0.81%		0.78%		0.79%
Portfolio turnover rate	7%	10%	3%		3%		7%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

–  34  –

MML EQUITY INDEX FUND

	Class I
	Year ended 12/31/07	Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of year	$17.45	$15.36		$14.90		$13.71	$10.83

Income (loss) from investment operations:
Net investment income (loss)	0.28 ***	0.25	***	0.21	***	0.22 ***	0.16 ***
Net realized and unrealized gain (loss) on investments	0.61	2.10		0.47		1.21	2.88

Total income from investment operations	0.89	2.35		0.68		1.43	3.04

Less distributions to shareholders:
From net investment income	(0.28)	(0.26)		(0.22)		(0.24)	(0.16)
Tax return of capital	-	-		(0.00	)†	-	-

Total distributions	(0.28)	(0.26)		(0.22)		(0.24)	(0.16)

Net asset value, end of year	$18.06	$17.45		$15.36		$14.90	$13.71

Total Return(a)	5.13%	15.30%		4.53%		10.42%	28.08%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$88,058	$85,288		$76,012		$85,138	$78,597
Ratio of expenses to average daily net assets:
Before expense waiver	0.45%	0.46%		0.48%		0.44%	0.44%
After expense waiver	N/A	0.45%	#	0.45%	#	N/A	N/A
Net investment income (loss) to average daily net assets	1.53%	1.54%		1.42%		1.60%	1.37%
Portfolio turnover rate	6%	4%		4%		4%	5%

	Class II
	Year ended 12/31/07	Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of year	$17.44	$15.34		$14.89		$13.70	$10.82

Income (loss) from investment operations:
Net investment income (loss)	0.31 ***	0.28	***	0.24	***	0.25 ***	0.19 ***
Net realized and unrealized gain (loss) on investments	0.60	2.10		0.45		1.20	2.87

Total income from investment operations	0.91	2.38		0.69		1.45	3.06

Less distributions to shareholders:
From net investment income	(0.31)	(0.28)		(0.24)		(0.26)	(0.18)
Tax return of capital	-	-		(0.00	)†	-	-

Total distributions	(0.31)	(0.28)		(0.24)		(0.26)	(0.18)

Net asset value, end of year	$18.04	$17.44		$15.34		$14.89	$13.70

Total Return(a)	5.24%	15.54%		4.65%		10.60%	28.31%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$197,826	$189,688		$182,390		$184,271	$188,869
Ratio of expenses to average daily net assets:
Before expense waiver	0.34%	0.35%		0.37%		0.33%	0.33%
After expense waiver	0.29% #	0.29%	#	0.29%	#	0.27% #	0.25% #
Net investment income (loss) to average daily net assets	1.69%	1.70%		1.59%		1.75%	1.56%
Portfolio turnover rate	6%	4%		4%		4%	5%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  35  –

MML EQUITY INDEX FUND

	Class III
	Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of year	$17.41		$15.31		$14.86		$13.67		$10.80

Income (loss) from investment operations:
Net investment income (loss)	0.33	***	0.30	***	0.26	***	0.26	***	0.20	***
Net realized and unrealized gain (loss) on investments	0.61		2.11		0.46		1.21		2.86

Total income from investment operations	0.94		2.41		0.72		1.47		3.06

Less distributions to shareholders:
From net investment income	(0.34)		(0.31)		(0.27)		(0.28)		(0.19)
Tax return of capital	-		-		(0.00	)†	-		-

Total distributions	(0.34)		(0.31)		(0.27)		(0.28)		(0.19)

Net asset value, end of year	$18.01		$17.41		$15.31		$14.86		$13.67

Total Return(a)	5.40%		15.72%		4.80%		10.77%		28.38%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$122,979		$127,549		$137,295		$136,927		$137,646
Ratio of expenses to average daily net assets:
Before expense waiver	0.20%		0.21%		0.23%		0.19%		0.19%
After expense waiver	0.15%	#	0.15%	#	0.15%	#	0.14%	#	0.14%	#
Net investment income (loss) to average daily net assets	1.83%		1.83%		1.72%		1.88%		1.67%
Portfolio turnover rate	6%		4%		4%		4%		5%

MML GROWTH EQUITY FUND

	Initial Class
	Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05††		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of year	$7.38		$7.27		$7.03		$6.74		$5.48

Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.04	***	0.03		0.03		0.00	†
Net realized and unrealized gain (loss) on investments	0.29		0.10		0.24		0.29		1.26

Total income from investment operations	0.32		0.14		0.27		0.32		1.26

Less distributions to shareholders:
From net investment income	(0.04)		(0.03)		(0.03)		(0.03)		(0.00	)†

Net asset value, end of year	$7.66		$7.38		$7.27		$7.03		$6.74

Total Return(a)	4.34%		1.98%		3.86%		4.78%		23.02%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$18,247		$20,182		$21,242		$22,894		$21,460
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%		1.15%		1.05%		1.00%		1.28%
After expense waiver	0.91%	#	0.91%	#	0.91%	#	0.89%	(b)#	0.86%	(b)#
Net investment income (loss) to average daily net assets	0.44%		0.56%		0.40%		0.47%		0.02%
Portfolio turnover rate	146%		104%		85%		184%		271%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

–  36  –

MML NASDAQ-100 FUND

	Initial Class
	Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05		Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of year	$4.46		$4.18		$4.13		$3.76		$2.53

Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.01	***	0.00	***†	0.02		(0.01)
Net realized and unrealized gain (loss) on investments	0.84		0.27		0.05		0.37		1.24

Total income (loss) from investment operations	0.84		0.28		0.05		0.39		1.23

Less distributions to shareholders:
From net investment income	(0.00	)†	(0.00	)†	(0.00	)†	(0.02)		-

Net asset value, end of year	$5.30		$4.46		$4.18		$4.13		$3.76

Total Return(a)	18.86%		6.75%		1.26%		10.48%		48.62%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$10,369		$8,474		$9,496		$12,223		$12,274
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%		1.08%		0.86%		0.77%		1.22%
After expense waiver	0.56%	#	0.56%	#	0.56%	#	0.56%	#	0.56% #
Net investment income (loss) to average daily net assets	0.02%		0.13%		0.03%		0.63%		(0.31)%
Portfolio turnover rate	17%		9%		23%		35%		48%

MML SMALL CAP GROWTH EQUITY FUND

	Initial Class
	Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05††	Year ended 12/31/04		Year ended 12/31/03
Net asset value, beginning of year	$16.07		$14.73		$13.21	$11.66		$7.85

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)***	(0.06	)***	(0.05)	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	1.63		1.40		1.57	1.62		3.88

Total income from investment operations	1.56		1.34		1.52	1.55		3.81

Less distributions to shareholders:
From net investment income	(0.02)		-		-	-		-
From net realized gains	(0.59)		-		-	-		-

Total distributions	(0.61)		-		-	-		-

Net asset value, end of year	$17.02		$16.07		$14.73	$13.21		$11.66

Total Return(a)	9.66%		9.10%		11.58%	13.29%		48.54%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$238,185		$169,941		$105,008	$62,009		$47,687
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%		1.18%		1.22%	1.21%		1.25%
After expense waiver	N/A		N/A		1.18% #	1.14%	(b)#	1.16%	(b)#
Net investment income (loss) to average daily net assets	(0.39)%		(0.41)%		(0.48)%	(0.63)%		(0.79)%
Portfolio turnover rate	70%		79%		61%	62%		59%

***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Effective January 1, 2005, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to January 1, 2005, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
(b)	The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

–  37  –

MML EMERGING GROWTH FUND

	Initial Class
	Year ended 12/31/07		Year ended 12/31/06		Year ended 12/31/05	Year ended 12/31/04	Year ended 12/31/03
Net asset value, beginning of year	$6.29		$5.97		$5.92	$5.16	$3.54

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)***	(0.05	)***	(0.05)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	1.17		0.37		0.10	0.81	1.66

Total income (loss) from investment operations	1.12		0.32		0.05	0.76	1.62

Net asset value, end of year	$7.41		$6.29		$5.97	$5.92	$5.16

Total Return(a)	17.81%		5.36%		0.84%	14.73%	45.76%
Ratios / Supplemental Data:
Net assets, end of year (000’s)	$18,911		$14,703		$13,807	$14,136	$10,064
Ratio of expenses to average daily net assets:
Before expense waiver	1.44%		1.55%		1.51%	1.62%	2.28%
After expense waiver	1.16%	#	1.16%	#	1.16% #	1.16% #	1.16% #
Net investment income (loss) to average daily net assets	(0.72)%		(0.83)%		(0.91)%	(0.97)%	(1.09)%
Portfolio turnover rate	195%		291%		127%	184%	195%

***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
(a)	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

–  38  –

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below. Unless otherwise specified, all Funds may engage in the investment practices and techniques described below to the extent consistent with such Fund’s investment objective and fundamental investment restrictions. Not all Funds necessarily will utilize all or any of these practices and techniques at any one time.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. As to repurchase agreements, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. As to reverse repurchase agreements, if the buyer files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Additional information about repurchase agreements and reverse repurchase agreements and related risks can be found in the Statement of Additional Information.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing. In addition, the Fund must recover any loaned securities in order to vote on matters affecting such securities.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The Funds may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

–  39  –

•	to protect a Fund’s unrealized gains or limit its unrealized losses;

•	to manage a Fund’s exposure to changing securities prices; and

•	to generate additional investment returns.

The Funds may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio. The Funds do not currently intend to use derivatives for purposes which the Funds’ investment adviser or sub-adviser would consider speculative.

(1)	Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s Sub-Adviser may not have the skills needed to manage these strategies.

As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting or unwilling to meet its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

In addition, a Fund may buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

–  40  –

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

A Fund may also enter into futures contracts, including stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the Fund’s Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Fund’s Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return.

Indexing v. Active Management

Active management involves a Fund’s Sub-Adviser buying and selling securities based on research and

–  41  –

analysis. Unlike the other Funds that are actively managed, the MML Equity Index Fund and the MML NASDAQ-100 Fund are “index” funds – they try to match, as closely as possible, the performance of a target index by generally holding either all, or a representative sample of, the securities in the index. Indexing provides simplicity because it is a straightforward market-matching strategy. Index funds generally provide diversification by investing in a wide variety of companies and industries (although many “index” Funds are technically non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”) – see Non-Diversification Risk on page 20). An index fund’s performance generally is predictable in the sense that the fund’s value is expected to move in the same direction, up or down, as the target index. Index funds also tend to have lower costs because they do not have many of the expenses of actively managed funds, such as research; index funds usually have relatively low trading activity and therefore brokerage commissions tend to be lower; and index funds generally realize lower capital gains.

Optimization. To attempt to match the risk and return characteristics of the S&P 500 Index as closely as possible for the MML Equity Index Fund and the NASDAQ-100 Index for the MML NASDAQ-100 Fund, NTI, the Funds’ Sub-Adviser, generally invests in a statistically selected sample of the securities found in the S&P 500 Index or the NASDAQ-100 Index, as the case may be, using a process known as “optimization.” Each Fund may not hold every one of the stocks in its target index. The Funds utilize “optimization,” a statistical sampling technique, in an effort to run an efficient and effective strategy. This will be most pronounced for the MML NASDAQ-100 Fund when the Fund does not have enough assets to be fully invested in all securities in the NASDAQ-100 Index. Optimization entails that the Funds first buy the stocks that make up the larger portions of the relevant index’s value in roughly the same proportion as the index. Second, smaller stocks are analyzed and selected. In selecting smaller stocks, the Sub-Adviser tries to match the industry and risk characteristics of all of the smaller companies in the index without buying all of those stocks. This approach attempts to maximize the Fund’s liquidity and returns while minimizing its costs.

Cash Positions/Temporary Defensive Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser may for temporary defensive purposes, invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents. These temporary defensive positions may cause a Fund not to achieve its investment objective. These investments may also give the Fund liquidity and allow it to achieve an investment return during such periods, although the Fund still has the possibility of losing money.

Under normal circumstances, a Fund will comply with its 80% investment requirement. However, a Fund may (but is not required to), from time to time, depart temporarily from its 80% investment requirement to avoid losses in response to adverse market, economic, political or other conditions, as well as other limited, appropriate circumstances, such as, but not limited to, unusually large cash flows or redemptions. Keep in mind that a temporary defensive strategy still has the possibility of losing money and may prevent the Fund from achieving its investment objective.

Zero-Coupon and “Stripped” Securities

A Fund may buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. A Fund also can buy “stripped” securities that are the separate income or principal components of a debt security. Some collateralized mortgage obligations or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. A Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

–  42  –

Participation Interests in Loans and Loan Investment Pools

Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. A Fund can also buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Fund’s Sub-Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or may be unrated.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the servicing agent of the participation interest or the pooled entity that holds the loan obligations. These risks can cause a Fund to lose money on its investment.

Issuer Diversification

MML Equity Index Fund and MML NASDAQ-100 Fund are classified as non-diversified, which means that the proportion of each Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A “diversified” investment company generally is required by the 1940 Act, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer. Since a relatively high percentage of each Fund’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, each Fund’s portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter each Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer, and not hold more than 10% of the outstanding voting securities of that issuer. These limitations do not apply to U.S. government securities.

Investment in Other Investment Companies

A Fund may invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. For example, a Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. A Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds’ portfolios, at times when the Fund may not be able to buy those portfolio securities directly.

Investing in another investment company may involve the payment of substantial premiums above the value of such investment company’s portfolio securities and is subject to limitations under the 1940 Act. The Funds do not intend to invest in other investment companies unless a Fund’s Sub-Adviser believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, a Fund would be subject to its ratable share of that investment company’s expenses, including its advisory and administration expenses.

Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association (“GNMA”)); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying

–  43  –

pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income. MML Large Cap Value Fund, MML Growth Equity Fund, MML Small Cap Growth Equity Fund and MML Emerging Growth Fund may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that

–  44  –

are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Lower Rated Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by the Fund’s Sub-Adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When-Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Changes to Investment Policies

For Funds with an 80% “name test” policy, the Fund will provide shareholders with 60 days prior notice of any change in the policy.

Net Assets

For purposes of clarifying the term as used in this Prospectus, “Net Assets” includes any borrowings for investment purposes.

–  45  –

MML SERIES INVESTMENT FUND

1295 State Street

Springfield, Massachusetts 01111-0001

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports and the Statement of Additional Information (SAI). You may obtain free copies of this information from the Funds or from the SEC using one or more of the methods set forth below. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MML Series Investment Fund:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MML Series Investment Fund, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing. You may also obtain copies of the Annual/Semiannual Reports and the SAI free of charge at http://www.massmutual.com.

From the SEC:  You may review and copy information about the Funds (including the Annual/Semiannual Reports and the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at Publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-2224.